UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-06017

Julius Baer Global Equity Fund Inc.
(Exact name of registrant as specified in charter)

330 Madison Avenue, New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tony Williams 330 Madison Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 297-3600

Date of fiscal year end:	October 31

Date of reporting period:	July 31

Item 1. Schedule of Investments

Julius Baer Global Equity Fund Inc.
PORTFOLIO OF INVESTMENTS
July 31, 2006 (Unaudited)
(Percentage of Net Assets)

		Market
Share		Value
Amount	Description	(Note 1)
COMMON STOCKS—90.2%
	United States—39.9%
11,287	3COM Corp *	$53,500
10,270	Aetna Inc	323,402
4,250	Alltel Corp	234,473
4,570	Altria Group	365,463
5,934	American International Group	360,016
6,818	AmerisourceBergen Corp	293,174
1,664	Amgen Inc *	116,047
3,500	Apple Computer *	237,860
1,880	Arch Coal	71,327
13,764	Archer-Daniels-Midland	605,616
3,700	Avery Dennison	216,931
13,548	Bank of America	698,128
5,304	Baxter International	222,768
3,168	Becton Dickinson & Co	208,835
8,680	Boeing Co	672,006
9,420	Bunge Ltd (1)	514,144
3,090	Campbell Soup	113,341
3,859	Cardinal Health	258,553
3,220	Caterpillar Inc	228,201
8,880	Chevron Corp (1)	584,126
3,315	Chipotle Mexican Grill - Class A (1) *	174,038
24,980	Cisco Systems *	445,893
13,394	Citigroup Inc	647,064
13,850	Coca-Cola Enterprises	297,221
8,920	Commerce Bancorp (1)	303,012
11,728	Compuware Corp *	81,979
3,510	ConocoPhillips	240,926
7,570	Conseco Inc (1) *	172,596
4,160	Corn Products International	138,362
12,820	Dentsply International	401,266
7,157	Emerson Electric	564,830
2,440	Fortune Brands	176,949
23,577	General Electric	770,732
2,100	General Mills	108,990
26,228	Genworth Financial - Class A	899,620
4,783	Home Depot	166,018
7,136	IBM Corp	552,398
8,948	Johnson & Johnson	559,697
4,915	JPMorgan Chase	224,222
8,320	Kroger Co (1)	190,778

1

10,280	Lockheed Martin	$819,110
9,089	Macquarie Infrastructure Trust	233,133
7,375	McDonald’s Corp	261,001
3,770	MedImmune Inc (1) *	95,683
2,292	Merrill Lynch	166,903
11,288	Microsoft Corp	271,251
2,473	Molson Coors Brewing - Class B	176,696
7,920	Morgan Stanley (1)	526,680
21,595	News Corp - Class B (1)	434,491
10,020	Oceaneering International *	438,074
9,800	Omnicom Group	867,398
8,294	Pepsico Inc	525,674
18,893	Perot Systems - Class A *	251,655
4,905	Pfizer Inc	127,481
8,742	Procter & Gamble	491,300
5,037	Prudential Financial	396,110
2,381	Raytheon Co	107,312
4,240	RenaissanceRe Holdings	219,674
1,760	RTI International Metals *	81,101
5,970	Schering-Plough	122,027
5,420	Smurfit-Stone Container *	54,850
2,600	Snap-On	109,226
4,691	Texas Instruments	139,698
2,230	Toro Co	92,344
2,532	United Parcel Service - Class B	174,480
5,540	United Technologies	344,533
1,300	Valero Energy	87,659
7,742	Verizon Communications	261,834
3,230	Vertex Pharmaceuticals (1) *	108,270
3,428	W.W. Grainger	212,845
7,170	Wachovia Corp	384,527
4,394	Windstream Corp	55,059
18,230	Xerox Corp *	256,861
		22,389,442
	France—6.4%
1,073	Air Liquide	216,351
200	Alstom *	17,343
436	Atos Origin *	20,214
2,061	BNP Paribas	200,417
1,567	Bouygues SA	78,169
1,130	Carrefour SA	70,386
1,061	Compagnie de Saint-Gobain	75,688
2,941	Electricite de France	151,365
1,540	France Telecom	32,230
640	Gaz de France	22,746
1,213	Generale de Sante	41,331
240	Hermes International	19,877
1,783	JC Decaux	45,894
3,034	Lafarge SA	366,663

2

447	Lagardere S.C.A.	$31,317
3,007	LVMH Moet Hennessy Louis Vuitton	301,810
909	Pernod-Ricard	189,083
925	Pinault-Printemps-Redoute	123,474
985	Publicis Groupe	36,881
478	Renault SA	52,185
4,352	Sanofi-Aventis	413,481
489	Schneider Electric	50,235
540	Societe Generale	80,489
3,211	Societe Television Francaise 1	102,238
1,899	Suez SA	78,664
9,370	Total SA	636,738
565	Vinci SA	57,358
1,510	Vivendi	51,084
		3,563,711
	Japan—5.5%
820	Aeon Credit Service	17,269
10	Aiful Corp	393
710	Aisin Seiki	20,661
3,610	Bank of Fukuoka	26,941
6,118	Bank of Yokohama	49,132
3,300	Bosch Corp	16,437
1,995	Canon Inc	96,058
3,040	Chiba Bank	29,806
520	Credit Saison	22,584
1,300	Daikin Industries	42,033
1,420	Daiwa Securities	15,896
1,340	Denso Corp	46,019
780	Eisai Co	36,057
15	Fuji Television Network	31,328
2,118	Fujitsu Ltd	16,454
2,872	Honda Motor	94,867
550	Hoya Corp	19,273
330	Ibiden Co	15,976
2,850	Itochu Corp	25,727
20	Japan Tobacco	76,725
753	JS Group	15,496
740	JSR Corp	17,460
1,420	Kubota Corp	13,079
300	Kyocera Corp	24,617
820	Makita Corp	26,943
8,674	Matsushita Electric Industrial	180,779
2,000	Mitsubishi Electric	15,729
25	Mitsubishi UFJ Financial	353,913
1,817	Mitsui Fudosan	38,663
31	Mizuho Financial	260,873
1,008	NGK Spark Plug	21,096
1,840	NHK Spring	19,665
230	Nintendo Co	43,031

3

1,000	Nippon Electric Glass	$22,371
4	Nippon Telegraph & Telephone	20,938
840	Nitto Denko	61,146
900	NOK Corp	23,555
3,106	Nomura Holdings	55,234
2,000	NSK Ltd	15,362
20	NTT DoCoMo	29,187
120	ORIX Corp	31,511
4,380	Ricoh Co	88,415
2	Sapporo Hokuyo Holdings	23,419
700	Sega Sammy Holdings	23,245
14,630	Seiyu Ltd (1) *	26,720
1,960	Sharp Corp	33,176
1,648	Sony Corp	76,038
1,480	Stanley Electric	31,492
4,000	Sumitomo Chemical	31,669
1,288	Sumitomo Corp	18,279
3,080	Sumitomo Metal Industries	12,327
24	Sumitomo Mitsui Financial	255,866
5,230	Sumitomo Trust & Banking	55,620
2,420	Suzuki Motor	59,318
850	Takeda Pharmaceutical	54,966
2,000	Teijin Ltd	11,290
2,000	Toray Industries	16,831
3,510	Toyota Motor	185,875
480	Yamada Denki	46,769
1,270	Yamaha Motor	33,128
1,400	Yamato Holdings	20,675
		3,095,402
	Germany—5.2%
1,531	Aareal Bank *	59,161
576	Adidas AG	26,844
476	Bilfinger Berger	24,839
7,403	Commerzbank AG	259,235
207	Continental AG	21,133
1,494	DaimlerChrysler AG - Registered	77,216
1,487	Deutsche Bank	171,262
1,048	Deutsche Boerse	148,653
8,688	Deutsche Post	214,870
1,022	Deutsche Postbank (1)	74,667
193	Deutsche Wohnen	60,515
1,587	E.ON AG	191,143
7,036	Fraport AG	511,803
825	Fresenius AG	130,340
670	Fresenius Medical Care	80,201
804	Henkel KGaA	86,176
1,433	Hypo Real Estate Holding	79,623
870	IKB Deutsche Industriebank	32,730
100	Interhyp AG *	8,906

4

8,707	IVG Immobilien	$277,786
930	KarstadtQuelle AG *	21,861
320	MAN AG	23,110
180	Merck KGaA	16,406
400	MVV Energie	10,720
60	Puma AG	21,739
498	Rhoen-Klinikum AG	19,059
290	RWE AG	25,451
300	SAP AG	54,850
2,046	Siemens AG	164,780
298	Solarworld AG	16,273
110	Wacker Chemie *	11,441
		2,922,793
	United Kingdom—5.2%
11,541	Aegis Group	26,019
4,389	Anglo American	183,147
9,440	Associated British Ports Holdings	159,770
2,919	BAE Systems	19,470
3,893	Balfour Beatty	26,039
9,322	BP PLC	112,260
4,757	Burberry Group	42,187
26,195	Compass Group	124,836
19,178	Diageo PLC	336,937
13,237	GlaxoSmithkline PLC	366,016
9,190	Highland Gold Mining *	31,056
1,807	Imperial Tobacco	59,041
2,320	Michael Page International	14,283
1,643	Peter Hambro Mining (1) *	39,909
5,665	Prudential PLC	59,495
4,170	Reckitt Benckiser	167,235
3,480	Rentokil Initial	10,639
610	Rio Tinto	31,491
18,815	Rolls-Royce Group	154,829
893	SABMiller PLC	17,923
4,823	Scottish & Newcastle	48,086
11,570	Smith & Nephew	99,584
1,703	Smiths Group	28,664
38,400	Tesco PLC	257,743
123,717	Vodafone Group	268,521
141,391	Vodafone Group - Class B	39,598
7,359	William Hill	81,201
1,024	Wolseley PLC	21,795
6,655	WPP Group	78,714
		2,906,488
	Switzerland—3.7%
1,730	Adecco SA	100,595
430	BKW FMB Energie	40,508
3,757	Compagnie Financiere Richemont	169,337
2,755	Credit Suisse - Registered	154,267

5

383	Dufry Group *	$30,980
3,285	Holcim Ltd	256,243
1,293	Nestle SA - Registered	423,440
5,939	Novartis AG - Registered	337,139
1,703	Roche Holding	302,885
29	SGS SA	26,754
340	Syngenta AG - Registered	48,846
1,070	The Swatch Group	190,303
		2,081,297
	Italy—3.4%
2,112	Assicurazioni Generali	75,466
28,819	Banca CR Firenze	81,370
14,560	Banca Intesa	84,310
18,774	Banca Intesa-RNC	100,793
850	Banca Italease	40,536
2,229	Banca Popolare dell’ Emilia Romagna	50,348
11,194	Banca Popolare di Milano	140,924
13,990	Banca Popolare Italiana (1) *	163,358
3,804	Banche Popolari Unite	102,332
3,055	Banco Popolare di Verona e Novara	87,135
29,254	Beni Stabili	29,213
2,760	Bulgari SpA (1)	33,566
3,680	Buzzi Unicem	84,438
37,361	Capitalia SpA	313,484
5,751	Credito Emiliano	75,667
1,210	Finmeccanica SpA	26,096
4,349	Geox SpA	51,629
1,266	Luxottica Group	34,897
5,755	Parmalat SpA *	18,654
43,569	UniCredito Italiano	335,271
		1,929,487
	Poland—2.9%
421	Agora SA	5,046
8,159	Bank PEKAO	561,596
731	Bank Prezemyslowo-Handlowy	194,870
2,533	Budimex *	54,151
2,837	CCC SA	42,179
1,428	Opoczno SA *	16,513
47,276	PKO Bank Polski	624,783
9,538	Polski Koncern Miesny Duda *	37,074
12,683	Telekomunikacja Polska	87,094
		1,623,306
	Russia—2.3%
400	Avtovaz GDR	24,757
440	Gazprom Neft	1,892
1,935	LUKOIL ADR	168,345
569	MMC Norilsk Nickel ADR	78,166
43,000	NovaTek OAO	201,240

6

5,950	OAO Gazprom ADR (1)	$247,996
1,679	Polyus Gold ADR *	75,135
400	Rosneft-Purneftegaz	17,600
107	Sberbank RF	188,320
32,521	TNK-BP	91,059
2,148	Unified Energy System GDR	157,878
5,300	Uralsvyazinform ADR (1)	40,704
2,921	VolgaTelecom ADR *	23,047
		1,316,139
	Netherlands—2.2%
1,474	Euronext NV	131,955
973	Heineken NV	45,707
6,712	ING Groep	272,212
1,890	Koninklijke Ahold *	16,956
6,812	Koninklijke KPN	77,282
1,442	Koninklijke Numico	69,118
6,117	Koninklijke Philips Electronics	201,791
6,809	TNT NV	243,127
2,290	Trader Media East - Class W *	16,717
4,845	Unilever NV	115,065
1,870	Vedior NV	35,128
		1,225,058
	Sweden—1.7%
2,509	Capio AB *	38,225
8,887	ForeningsSparbanken AB	238,172
3,201	Getinge AB - Class B	57,635
1,479	Modern Times Group - Class B	73,232
15,052	Nordea AB	188,146
9,515	Skandinaviska Enskilda Banken	233,917
3,293	Skanska AB - Class B	51,538
13,009	Telefonaktiebolaget LM Ericsson - Class B	40,900
4,933	TeliaSonera AB	27,602
		949,367
	Austria—1.5%
3,187	Erste Bank der Oesterreichischen Sparkassen	183,670
626	Flughafen Wien	47,772
5,535	Immoeast Immobilien Anlagen *	63,360
2,597	OMV AG	159,146
1,540	Raiffeisen International Bank Holding	132,145
3,550	Telekom Austria	80,142
1,649	Wiener Staedtische Versicherung	95,959
2,030	Wienerberger AG	96,137
		858,331

7

	Finland—1.1%
8,328	Fortum Oyj	$225,521
9,072	Nokia Oyj	179,794
1,000	Nokia Oyj ADR (1)	19,850
960	Olvi Oyj	19,969
620	Ramirent Oyj	22,945
1,920	Sampo Oyj Class A	36,190
1,530	SanomaWSOY Oyj - Class B	36,571
420	Stockmann Oyj - Class B	15,699
550	Wartsila Oyj - Class B	21,337
2,760	YIT Oyj	60,581
		638,457
	Czech Republic—1.1%
4,278	Komercni Banka	628,671
	Belgium—0.9%
397	Almancora Comm Va	52,234
2,708	Fortis	96,141
3,413	KBC Groupe	371,524
		519,899
	Hungary—0.9%
22,866	Magyar Telekom Telecommunications *	96,047
13,681	OTP Bank	406,877
		502,924
	Australia—0.8%
3,666	BHP Billiton	78,013
4,087	Brambles Industries	34,012
1,275	CSL Ltd	51,538
43,155	Macquarie Airports Management	101,855
10,060	Newcrest Mining	147,704
571	Rio Tinto	32,537
		445,659
	Norway—0.7%
5,696	Acta Holding	20,780
1,200	Cermaq ASA	16,733
6,014	DNB NOR	76,061
2,530	Norsk Hydro	71,789
730	Orkla ASA	33,024
62,050	PAN Fish *	68,516
3,558	Statoil ASA	105,286
1,300	Telenor ASA	16,547
		408,736
	Hong Kong—0.7%
11,320	China Merchants Holdings International	34,304
16,000	Clear Media *	17,500
64,630	Emperor Entertainment Hotel	14,970
48,520	Galaxy Entertainment Group *	43,954
21,490	Hutchison Telecommunications International *	37,332

8

23,200	Melco International Development	$51,050
122,430	Shun TAK Holdings	157,857
54,600	Texwinca Holdings	35,059
		392,026
	Turkey—0.6%
3,984	Acibadem Saglik Hizmetleri Ve Ticaret	40,213
4,990	Anadolu Sigorta	7,538
25,993	Dogan Sirketler Grubu	106,856
10,033	Haci Omer Sabanci	31,922
19,589	Turkiye Garanti Bankasi	56,305
13,637	Turkiye Is Bankasi	72,925
1,520	Yapi Kredi Sigorta *	4,613
		320,372
	Romania—0.5%
12,470	BRD-Groupe Societe Generale	76,346
90,930	Impact SA *	16,046
913,413	SNP Petrom	180,926
		273,318
	Mexico—0.4%
630	Desarrolladora Homex ADR (1) *	23,310
3,284	Fomento Economico Mexicano	29,003
400	Fomento Economico Mexicano ADR	35,120
1,254	Grupo Aeroportuario del Sureste ADR	42,460
18,884	Grupo Financiero Banorte	52,133
680	Grupo Televisa SA ADR	12,594
		194,620
	Cyprus—0.3%
18,563	Bank of Cyprus	172,457
	Greece—0.3%
2,837	Alpha Bank	72,626
4,241	Hellenic Telecommunication Organization *	96,661
		169,287
	South Korea—0.3%
210	Hyundai Motor	16,063
92	NHN Corp *	10,223
208	Samsung Electronics	132,326
		158,612
	Croatia—0.2%
102	Atlantska Plovidba	15,838
528	Dom Holding (2) *	12,640
84	Ericsson Nikola Tesla	30,313
205	FIMA Validus (2) *	3,428
18	Institut Gradevinarstva Hrvatske	12,041
492	Podravka Prehrambena Industija	33,952
347	Proficio Dd (2) *	4,276
32	Viadukt Dd (2)	6,196
		118,684

9

	China—0.2%
60,000	Beijing Capital International Airport - Class H	$37,368
26,500	Weiqiao Textile - Class H	32,600
12,260	Wumart Stores - Class H	37,389
		107,357
	Spain—0.2%
3,529	Corporacion Mapfre	69,309
622	Inditex SA	26,996
		96,305
	Denmark—0.2%
290	ALK-Abello A/S *	35,462
600	Novo Nordisk - Class B	36,941
597	Vestas Wind Systems *	16,081
		88,484
	India—0.1%
1,860	State Bank of India GDR	79,515
	Ireland—0.1%
20,332	Dragon Oil *	69,848
	Canada—0.1%
7,641	Bema Gold *	43,605
510	Centerra Gold *	4,399
3,929	Eldorado Gold *	18,563
400	Ivanhoe Mines *	2,371
		68,938
	Venezuela—0.1%
2,860	CIA Anonima Nacional TeleFonos De Venezuela ADR	56,914
	Multinational—0.1%
300	Central European Media Enterprises - Class A *	18,252
640	Millicom International Cellular (1) *	22,394
		40,646
	Portugal—0.0%
2,914	Portugal Telecom - Registered	36,146
	New Zealand—0.1%
27,755	Auckland International Airport	35,936
	Philippines—0.1%
2,260	Ayala Corp	18,661
12,084	Bank of the Philippine Islands	12,678
		31,339
	Thailand—0.1%
2,490	Bangkok Bank	6,646
2,210	Bangkok Bank-Foreign Registered Shares	6,191
59,600	Krung Thai Bank	17,168
		30,005
	Brazil—0.1%
1,491	Diagnosticos da America *	25,980

10

	Egypt—0.0%
470	Orascom Telecom Holding SAE GDR (1)	$22,466
	Kazakhstan—0.0%
890	Kazakhgold GDR *	19,135
	Estonia—0.0%
3,974	Tallink Group	18,257
	TOTAL COMMON STOCKS (Cost $48,294,465)	50,631,814

		Market
Share		Value
Amount	Description	(Note 1)
PREFERRED STOCKS—0.2%
	Germany—0.2%
3,630	ProsiebenSat.1 Media	$92,741
	Croatia—0.0%
32	Adris Grupa	21,789
	TOTAL PREFERRED STOCKS (Cost $110,235)	114,530

		Market
Share		Value
Amount	Description	(Note 1)
INVESTMENT FUNDS—0.2%
	Romania—0.1%
19,500	SIF 1 Banat Crisana Arad	$16,012
21,000	SIF 2 Moldova Bacau	14,294
16,000	SIF 3 Transilvania Brasov	11,352
29,000	SIF 4 Muntenia Bucuresti	14,726
18,500	SIF 5 Oltenia Craiova	15,990
		72,374
	Australia—0.1%
11,505	Australian Infrastructure Fund	18,073
	TOTAL INVESTMENT FUNDS (Cost $78,297)	90,447

		Market
Share		Value
Amount	Description	(Note 1)
WARRANTS—0.8%
	India—0.8%
3,637	Banking Index Benchmark Exchange Traded Scheme - Bank BeES, issued by Citigroup, Expires 01/20/2010 *	$32,104
7,426	Bharti Televentures, issued by Merrill, Expires 03/17/2011 * +	61,138
5,506	Bharti Televentures - Class A, issued by CLSA, Expires 05/31/2010 * +	45,298
8,741	Canara Bank, issued by Citigroup, Expires 01/19/2009 * +	36,853
8,820	State Bank of India, issued by CLSA, Expires 05/13/2010 * +	183,284

11

5,200	India Cements, Ltd, issued by ABNA, expires 06/04/2007 *	$20,488
3,128	State Bank of India, issued by Citigroup, Expires 01/19/2009 * +	61,531
	TOTAL WARRANTS (Cost $508,767)	440,696

			Market
Face			Value
Value	Currency	Description	(Note 1)
STRUCTURED NOTES—0.3%
		Philippines—0.3%
8	USD	Phillippines Notes, due 10/17/2006 (Cost $147,421) * +	$166,362

			Market
Face			Value
Value	Currency	Description	(Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATION—0.2%
		United States—0.2%
		U.S. Treasury Bills
50,000	USD	4.880% due 08/24/2006 (4)	$49,844
50,000	USD	4.720% due 08/31/2006 (4)	49,804
10,000	USD	4.750% due 09/07/2006 (4)	9,951
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION (Cost $109,599)	109,599

			Market
Face			Value
Value	Currency	Description	(Note 1)
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—5.8%
117,753		Abbey National 5.290% due 08/11/2006 (3)	$117,753
58,876		ABN Amro Bank NV 5.305% due 11/21/2006 (3)	58,876
174,273		Bank of America, with rates ranging from 5.270%-5.400% and maturity dates ranging from 09/11/2006-09/12/2006 (3)	174,273
117,752		Bank of Montreal 5.290% due 08/03/2006 (3)	117,752
176,628		Bank of Novia Scotia, with rates ranging from 5.290%-5.320% and maturity dates ranging from 08/08/2006-08/16/2006 (3)	176,628
70,651		Barclays 5.150% due 08/01/2006 (3)	70,651
47,101		Barton Capital 5.283% due 08/04/2006 (3)	47,101
91,608		Bear Stearns & Co 5.448% due 09/07/2006 (3)	91,608
94,202		BGI Institutional 5.224% due 08/01/2006 (3)	94,202
58,877		Calyon 5.300% due 08/08/2006 (3)	58,877
35,326		Canadian Imperial Bank of Commerce 5.360% due 08/29/2006 (3)	35,326
23,550		Charta 5.376% due 08/23/2006 (3)	23,550
23,550		Compass Securitization 5.365% due 08/21/2006 (3)	23,550

12

116,702	CRC Funding 5.398% due 09/05/2006 (3)	$116,702
58,877	Credit Suisse First Boston 5.290% due 08/04/2006 (3)	58,877
70,651	Dexia Group 5.275% due 08/10/2006 (3)	70,651
42,391	Dreyfus Cash Management Plus 5.151% due 08/01/2006 (3)	42,391
94,202	Falcon Asset Securitization Corp, with rates ranging from 5.291%-5.414% and maturity dates ranging from 08/01/2006-09/12/2006 (3)	94,202
117,753	Fortis Bank 5.290% due 08/07/2006 (3)	117,753
57,983	General Electric Capital Corporation 5.260% due 08/02/2006 (3)	57,983
23,550	Grampian Funding 5.365% due 08/21/2006 (3)	23,550
117,372	Greyhawk Funding 5.297% due 08/02/2006 (3)	117,372
58,877	Harris NA 5.290% due 08/07/2006 (3)	58,877
46,541	Kitty Hawk Funding 5.376% due 08/21/2006 (3)	46,541
47,101	Liberty Street 5.344% due 08/16/2006 (3)	47,101
117,753	Lloyds TSB Bank 5.280% due 08/10/2006 (3)	117,753
374,814	Merrimac Cash Fund-Premium Class 5.017% due 08/01/2006 (3)	374,814
34,940	Paradigm Funding 5.378% due 08/18/2006 (3)	34,940
23,550	Prefco 5.355% due 08/21/2006 (3)	23,550
126,540	Ranger Funding, with rates ranging from 5.399%-5.423% and maturity dates ranging from 08/25/2006-09/19/2006 (3)	126,540
58,877	Royal Bank of Scotland 5.280% due 08/09/2006 (3)	58,877
58,877	Skandinaviska Enskilda Banken AB (SEB) 5.300% due 08/11/2006 (3)	58,877
117,753	Societe Generale 5.200% due 08/08/2006 (3)	117,753
22,640	Svenska Handlesbanken 5.290% due 08/01/2006 (3)	22,640
117,753	Toronto Dominion Bank 5.400% due 09/22/2006 (3)	117,753
294,381	Wells Fargo Eurodollar Term, with rates ranging from 5.330%-5.400% and maturity dates ranging from 08/15/2006-09/05/2006 (3)	294,381
	TOTAL SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING (Cost $3,290,025)	3,290,025

13

			Market
Face			Value
Value	Currency	Description	(Note 1)
REPURCHASE AGREEMENT—4.9%
		United States—4.9%
2,757,963	USD	Investors Bank & Trust Company Repurchase Agreement, dated 07/31/2006, due 08/01/2006, with a maturity value of $2,758,239 and an effective yield of 3.60%, collaterallized by a U.S. Government and Agent Obligation, with a rate of 9.125%, a maturity of 04/25/2016, and an aggregate market value of $2,895,861. (Cost $2,757,963)	$2,757,963
		TOTAL INVESTMENTS—102.6% (Cost $55,296,772)	57,601,436
		Other Assets and Liabilities (NET)—(2.6%)	(1,462,741)
		TOTAL NET ASSETS—100.0%	$56,138,695

Notes to the Portfolio of Investments:

ADR		American Depositary Receipt
GDR		Global Depositary Receipt
	(1)	All or a portion of this security was on loan to brokers at July 31, 2006.
	(2)	Illiquid security
	(3)	Represents investments of security lending collateral.
	(4)	Security has been pledged for futures collateral.
	*	Non-income producing security.
	+	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
Aggregate cost for federal income tax purposes was $55,367,160.

Glossary of Currencies

USD	— United States Dollar

14

Julius Baer Global Equity Fund Inc.
SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS
July 31, 2006 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
08/14/2006	CAD	1,455,109	1,287,948	1,322,562	$(34,614)
09/28/2006	EUR	1,549,144	1,984,201	1,982,750	1,451
10/31/2006	JPY	169,990,000	1,504,255	1,490,317	13,938
Net unrealized depreciation on forward foreign exchange contracts to buy					$(19,225)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
09/25/2006	CZK	7,797,582	351,000	330,140	$(20,860)
09/28/2006	EUR	1,549,144	1,984,201	1,874,000	(110,201)
10/31/2006	EUR	1,259,911	1,617,012	1,608,730	(8,282)
09/25/2006	HUF	20,971,008	97,991	95,418	(2,573)
08/02/2006	PHP	10,170	198	197	(1)
09/25/2006	PLN	577,920	187,569	180,330	(7,239)
09/25/2006	TRY	207,110	135,725	148,786	13,061
Net unrealized depreciation on forward foreign exchange contracts to sell					$(136,095)

Glossary of Currencies

CAD	—	Canadian Dollar
CZK	—	Czech Koruna
EUR	—	Euro
HUF	—	Hungarian Forint
JPY	—	Japanese Yen
PHP	—	Philippine Peso
PLN	—	Polish Zloty
TRY	—	Turkish Lira

Julius Baer Funds
Julius Baer Global Equity Fund Inc.
PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)
July 31, 2006
(Percentage of Net Assets)

At July 31, 2006, sector diversification of the Fund’s investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)
INDUSTRY SECTOR
Financials	30.1%	$16,898,381
Industrials	13.5	7,569,336
Consumer Staples	10.5	5,875,115
Consumer Discretionary	9.8	5,493,327
Health care	7.1	4,007,435
Energy	6.4	3,608,788
Information technology	5.3	2,950,357
Materials	4.2	2,386,863
Telecommunications	3.1	1,722,224
Utilities	1.7	932,023
US Treasury Bills	0.2	109,599
Cash & Cash Equivalents	10.7	6,047,988	*
Total Investments	102.6	57,601,436
Other Assets and Liabilities (Net)	(2.6)	(1,462,741	)*
Net Assets	100.0%	$56,138,695

*                    Cash and Cash Equivalents and Other Assets ans Liabilities (Net) include the margin requirements for $ 1,076,093 and notional market value for futures, which is 1.9% of net assets.

See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
Julius Baer International Equity Fund
PORTFOLIO OF INVESTMENTS
July 31, 2006 (Unaudited)
(Percentage of Net Assets)

		Market
Share		Value
Amount	Description	(Note 1)
COMMON STOCKS—88.7%
	France—10.3%
125,691	Accor SA	$7,407,298
672,419	Air Liquide	135,580,986
91,090	Alstom *	7,898,814
176,906	Atos Origin *	8,201,810
969,858	BNP Paribas	94,311,543
1,030,549	Bouygues SA	51,408,631
642,057	Carrefour SA	39,993,012
488,634	Compagnie de Saint-Gobain	34,857,579
1,613,606	Electricite de France	83,047,669
62,099	Eurazeo	7,068,889
862,554	France Telecom	18,052,272
264,485	Gaz de France	9,400,003
1,054,213	Generale de Sante (1)	35,920,416
1,905,570	Havas SA (1)	9,483,993
121,326	Hermes International (1)	10,048,478
530,862	JC Decaux (1)	13,664,359
1,746,751	Lafarge SA	211,097,313
167,858	Lagardere S.C.A.	11,760,238
1,710,067	LVMH Moet Hennessy Louis Vuitton	171,638,052
510,356	Pernod-Ricard	106,160,402
471,183	Pinault-Printemps-Redoute (1)	62,895,999
230,504	Publicis Groupe (1)	8,630,586
174,424	Remy Cointreau (1)	8,736,704
263,358	Renault SA	28,752,013
2,454,939	Sanofi-Aventis	233,242,202
250,688	Schneider Electric	25,753,197
314,577	Societe Generale	46,889,061
1,725,825	Societe Television Francaise 1 (1)	54,950,169
1,038,579	Suez SA	43,021,919
4,507,767	Total SA	306,325,250
309,802	Vinci SA	31,450,397
953,597	Vivendi	32,260,889
		1,949,910,143
	Japan—9.1%
465,349	Aeon Credit Service	9,800,245
421,927	Aisin Seiki	12,277,860
1,365,000	Bank of Fukuoka	10,186,656
361,726	Bank of Kyoto	3,742,593
2,052,686	Bank of Yokohama (1)	16,484,628

1,107,556	Bosch Corp (1)	$5,516,729
1,157,188	Canon Inc	55,718,145
1,230,000	Chiba Bank	12,059,772
262,147	Credit Saison	11,385,246
356,400	Daikin Industries	11,523,398
795,458	Daiwa Securities	8,904,458
675,906	Denso Corp	23,212,396
1,347	Dentsu Inc	3,966,785
3,148	East Japan Railway	23,465,234
282,500	Eisai Co	13,059,160
171,600	Exedy Corp	5,053,454
177,900	Fanuc Ltd	14,861,922
4,086	Fuji Television Network	8,533,700
1,059,000	Fujitsu Ltd	8,226,950
1,743,752	Honda Motor	57,599,358
558,132	Hoya Corp	19,557,909
242,860	Ibiden Co	11,757,281
1,366,297	Itochu Corp	12,333,506
99,509	JAFCO Co (1)	5,347,842
13,691	Japan Tobacco	52,521,947
331,931	JS Group	6,830,930
297,728	JSR Corp	7,024,648
22,990	Keyence Corp	5,257,555
1,224,148	Koito Manufacturing	17,286,872
554,528	Kubota Corp	5,107,463
100,900	Kyocera Corp	8,279,381
255,332	Makita Corp	8,389,464
5,288,151	Matsushita Electric Industrial	110,213,135
677,000	Mitsubishi Electric	5,324,420
13,414	Mitsubishi UFJ Financial	189,895,399
439,728	Mitsubishi UFJ Securities	4,960,797
524,222	Mitsui Fudosan	11,154,634
857,326	Mitsui Mining & Smelting	4,884,664
17,485	Mizuho Financial	147,140,779
292,553	NGK Spark Plug	6,122,816
755,133	NHK Spring	8,070,325
122,172	Nintendo Co	22,857,539
564,000	Nippon Electric Glass	12,617,119
3,635	Nippon Telegraph & Telephone Corp	19,027,090
342,000	Nissan Chemical Industries	4,315,533
905,126	Nissan Motor	9,776,168
516,131	Nitto Denko	37,570,422
405,100	NOK Corp (1)	10,602,303
1,210,249	Nomura Holdings	21,521,883
935,000	NSK Ltd	7,181,937
12,140	NTT DoCoMo	17,716,433
69,450	ORIX Corp	18,237,187
79,741	Point Inc	4,027,640
1,747	Resona Holdings (1)	5,480,605
1,356,000	Ricoh Co	27,372,395

485	Sapporo Hokuyo Holdings	$5,679,207
412,400	Sega Sammy Holdings	13,694,412
2,222,625	Seiyu Ltd (1) *	4,059,323
169,841	Seven & I Holdings	5,936,680
804,000	Sharp Corp	13,609,018
875,000	Shinsei Bank	5,467,077
854,603	Shizuoka Bank	9,745,768
937,608	Sony Corp	43,260,980
443,688	Stanley Electric	9,440,995
2,103,000	Sumitomo Chemical	16,649,784
879,652	Sumitomo Corp	12,483,548
1,345,175	Sumitomo Metal Industries	5,383,756
10,708	Sumitomo Mitsui Financial	114,158,780
2,681,653	Sumitomo Trust & Banking	28,518,999
425,000	Suruga Bank	5,886,529
1,215,400	Suzuki Motor	29,791,559
318,800	Takeda Pharmaceutical	20,615,371
804,000	Teijin Ltd	4,538,681
1,093,000	The Gunma Bank	8,500,634
434,000	Toppan Printing	5,002,368
1,135,431	Toray Industries	9,554,944
1,965,489	Toyota Motor	104,084,094
146,900	ULVAC Inc	4,544,292
218,380	Yamada Denki	21,277,905
723,281	Yamaha Motor	18,866,551
333,587	Yamato Holdings	4,926,483
380,585	Yokogawa Electric	5,078,458
		1,712,100,906
	United Kingdom—8.7%
7,060,145	Aegis Group	15,916,835
2,494,866	Anglo American	104,107,184
5,179,012	Associated British Ports Holdings	87,653,785
1,628,031	BAE Systems	10,859,026
1,186,291	Balfour Beatty	7,934,752
2,152,109	BP PLC	25,916,713
2,744,056	Burberry Group	24,335,626
1,873,767	Ceres Power Holdings *	9,865,535
11,904,368	Compass Group	56,731,993
10,825,823	Diageo PLC	190,198,240
7,315,028	GlaxoSmithkline PLC	202,267,916
1,046,724	Imperial Tobacco	34,200,006
1,117,375	Michael Page International	6,879,228
916,337	Peter Hambro Mining (1) *	22,258,119
3,267,899	Prudential PLC	34,319,986
6,671,454	QinetiQ PLC	20,801,417
2,341,779	Reckitt Benckiser	93,915,253
1,457,935	Rentokil Initial	4,457,336
375,780	Rio Tinto	19,399,241
10,596,667	Rolls-Royce Group *	87,200,215

612,019	SABMiller PLC	$12,283,703
2,108,678	Scottish & Newcastle	21,023,619
6,473,038	Smith & Nephew	55,714,089
810,869	Smiths Group	13,648,106
672,416	Southern Cross Healthcare *	3,559,156
21,842,033	Tesco PLC	146,604,703
90,833,921	Vodafone Group	197,150,086
103,810,195	Vodafone Group - Class B	29,072,824
3,345,744	William Hill	36,917,828
607,022	Wolseley PLC	12,920,081
4,675,852	WPP Group	55,304,863
		1,643,417,464
	Germany—8.1%
934,625	Aareal Bank (1) *	36,115,618
309,046	Adidas AG	14,403,088
626,720	Bilfinger Berger	32,703,361
4,123,525	Commerzbank AG	144,395,768
124,463	Continental AG	12,706,677
1,650,000	Curanum AG	16,613,559
860,685	DaimlerChrysler AG - Registered	44,483,708
842,703	Deutsche Bank	97,056,243
498,919	Deutsche Boerse	70,768,703
5,109,776	Deutsche Post	126,373,892
554,037	Deutsche Postbank (1)	40,477,715
122,032	Deutsche Wohnen	38,263,140
298,967	DIC Asset AG	8,622,504
878,023	E.ON AG	105,751,757
3,049,500	Fraport AG (1)	221,822,307
306,694	Fresenius AG	48,453,778
391,215	Fresenius Medical Care	46,829,558
391,289	Henkel KGaA	41,939,857
815,555	Hypo Real Estate Holding	45,315,148
453,848	IKB Deutsche Industriebank	17,074,171
100,019	Interhyp AG *	8,907,943
1,073,776	IVG Immobilien	34,257,481
452,232	KarstadtQuelle AG (1) *	10,630,474
193,712	MAN AG	13,989,363
902,725	Medicilin AG *	4,147,245
140,634	Merck KGaA	12,817,753
307,601	MVV Energie	8,243,445
920,859	Patrizia Immobilien *	22,880,253
532,355	Praktiker Bau-Und Heimwerkermaerkte	15,740,883
10,324	Puma AG	3,740,506
523,388	Rhoen-Klinikum AG (1)	20,030,969
169,110	RWE AG (1)	14,841,235
177,182	SAP AG	32,394,896
1,252,486	Siemens AG	100,872,500

169,135	Solarworld AG (1)	$9,235,863
56,132	Wacker Chemie *	5,838,077
		1,528,739,438
	Switzerland—6.4%
1,033,652	Adecco SA	60,104,343
130,657	BKW FMB Energie	12,308,614
2,157,625	Compagnie Financiere Richemont	97,249,513
1,541,874	Credit Suisse - Registered	86,337,932
265,721	Dufry Group *	21,493,330
135,741	Flughafen Zuerich	30,646,037
1,865,898	Holcim Ltd (1)	145,547,166
736,189	Nestle SA - Registered	241,091,659
3,295,816	Novartis AG - Registered	187,093,465
954,165	Roche Holding	169,701,657
18,013	SGS SA	16,618,157
201,787	Syngenta AG - Registered *	28,989,418
611,738	The Swatch Group	108,799,790
86,347	Unilabs *	2,573,545
		1,208,554,626
	Italy—5.8%
1,459,225	Assicurazioni Generali	52,141,320
641,375	Autostrada Torino-Milano	12,874,859
16,383,736	Banca CR Firenze	46,259,182
7,581,484	Banca Intesa	43,900,815
10,940,632	Banca Intesa-RNC	58,737,661
493,949	Banca Italease	23,556,292
719,175	Banca Popolare dell’ Emilia Romagna	16,244,621
391,498	Banca Popolare dell’Etruria e del Lazio (1)	7,939,305
449,825	Banca Popolare di Intra (1) *	7,978,640
6,524,340	Banca Popolare di Milano (1)	82,136,350
1,217,726	Banca Popolare di Sondrio (1)	20,357,414
7,832,817	Banca Popolare Italiana (1) *	91,462,022
2,134,175	Banche Popolari Unite	57,411,958
1,717,296	Banco Popolare di Verona e Novara	48,980,635
6,696,801	Beni Stabili	6,687,341
804,005	Bulgari SpA (1)	9,778,075
1,773,509	Buzzi Unicem (1)	40,693,478
17,802,223	Capitalia SpA	149,372,868
3,457,967	Credito Emiliano	45,496,840
657,492	Finmeccanica SpA	14,180,087
753,641	Geox SpA	8,946,763
3,124,699	Impregilo SpA *	10,726,603
518,770	Luxottica Group (1)	14,299,812
2,922,880	Parmalat SpA *	9,474,285
1,372,320	Piccolo Credito Valtellinese	19,313,184
462,470	Societa Iniziative Autostradali e Servizi (1)	5,622,950
24,464,450	UniCredito Italiano	188,258,456
		1,092,831,816

	Poland—5.2%
3,085,052	Agora SA	$36,973,658
684,562	Bank Handlowy w Warszawie	15,521,691
7,458,316	Bank Millenium	14,615,859
3,357,047	Bank PEKAO	231,070,528
254,226	Bank Prezemyslowo-Handlowy	67,771,641
1,707,144	Bank Zachodni WBK	113,358,011
882,915	Budimex *	18,875,177
725,544	CCC SA	10,787,098
2,858,730	Cersanit-Krasnystaw *	27,038,599
444,274	Grupa Kety	21,154,192
882,334	Inter Cars *	7,230,723
89,026	Inter Groclin Auto *	1,551,413
217,022	JC Auto	2,129,975
598,502	Opoczno SA *	6,920,891
366,592	Orbis SA	5,949,068
83,076	PBG SA *	4,534,231
24,231,457	PKO Bank Polski	320,234,333
334,695	Polish Energy Partners	1,246,738
540,697	Polska Grupa Farmaceutyczna	11,436,558
2,404,170	Polski Koncern Miesny Duda *	9,344,899
709,930	Sniezka SA	8,163,419
3,454,965	Stalexport SA *	2,831,342
82,385	Stomil Sanok	4,122,919
24,508	Techmex SA *	125,825
6,988,086	Telekomunikacja Polska	47,986,857
		990,975,645
	Russia—4.2%
433,831	Alpha Cement JSC (2) *	28,199,015
289,222	Avtovaz Sponsored GDR	17,900,897
39,735,668	Central Telecommunication	19,470,477
650,112	CTC Media *	12,306,620
135,748	Gazprom Neft	583,716
6,558,611	Highland Gold Mining *	22,163,911
547,651	Kubanenergo OJSC (2)	21,084,564
977,249	LUKOIL ADR	85,020,663
482,993	MMC Norilsk Nickel ADR (1)	66,351,163
336,961	North-West Telecom ADR *	17,858,933
6,592,000	NovaTek OAO	30,850,560
80,262	NovaTek OAO GDR (1) +	3,756,262
47,734,029	Novorossiysk Trade Port (2)	2,148,031
499,972	OAO Gazprom	5,199,709
2,673,325	OAO Gazprom ADR (1)	111,424,186
106,118	Polyus Gold *	4,722,251
1,124,333	Polyus Gold ADR (1) *	50,313,902
1,062,570	RBC Information Systems *	8,713,074
121,306	Rosneft-Purneftegaz	5,337,464
62,745	Sberbank RF	110,431,200
131,021	Sibirtelecom ADR (1) *	8,280,527

1,247,062	Southern Telecommunication ADR	$7,326,489
8,001,294	TNK-BP	22,403,623
1,204,236	Unified Energy System GDR (1)	88,511,346
1,042,702	Urals Energy *	7,981,785
2,725,137	VolgaTelecom	10,750,665
205,040	VolgaTelecom ADR *	1,617,766
64,215	Volskcement - Class BRD (2) *	11,622,915
477,522	Wimm-Bill-Dann Foods ADR (2)	18,036,006
		800,367,720
	Netherlands—3.8%
128,799	Eurocastle Investment	4,931,005
772,023	Euronext NV (1)	69,112,983
675,828	Heineken NV	31,747,075
3,652,842	ING Groep (1)	148,144,832
1,034,451	Koninklijke Ahold *	9,280,406
3,736,494	Koninklijke KPN (1)	42,390,425
654,796	Koninklijke Numico (1)	31,385,809
3,414,262	Koninklijke Philips Electronics	112,631,305
3,922,393	TNT NV (1)	140,055,620
1,532,276	Trader Media East - Class W (1) *	11,185,615
4,373,191	Unilever NV (1)	103,859,576
1,074,485	Vedior NV	20,184,123
		724,908,774
	Sweden—3.0%
191,146	Autoliv Inc	10,735,193
1,648,616	Capio AB *	25,116,896
612,278	Elekta AB - Class B (1)	9,964,151
5,029,701	ForeningsSparbanken AB	134,795,973
1,712,840	Getinge AB - Class B (1)	30,839,969
237,650	Hennes & Mauritz - Class B	8,804,717
539,337	KappAhl Holding (1)	3,772,293
789,537	Modern Times Group - Class B	39,093,298
7,929,989	Nordea AB	99,122,803
491,881	Securitas AB - Class B	9,162,967
5,352,030	Skandinaviska Enskilda Banken	131,574,181
1,842,368	Skanska AB - Class B	28,834,246
7,103,522	Telefonaktiebolaget LM Ericsson - Class B	22,333,324
816,500	TeliaSonera AB	4,568,686
		558,718,697
	Austria—2.5%
1,801,720	Erste Bank der Oesterreichischen Sparkassen (1)	103,834,806
671,218	Flughafen Wien	51,223,176
3,085,042	Immoeast Immobilien Anlagen (1) *	35,314,678
1,276,624	OMV AG (1)	78,232,442
962,612	Raiffeisen International Bank Holding (1)	82,600,124
2,042,601	Telekom Austria (1)	46,111,909

607,871	Wiener Staedtische Versicherung	$35,373,497
786,242	Wienerberger AG	37,234,791
		469,925,423
	Finland—2.0%
144,953	Atria Group	3,068,848
4,693,907	Fortum Oyj	127,110,546
1,258,563	Hk-Ruokatalo Oyj - Class A	15,225,972
5,117,272	Nokia Oyj	101,417,216
789,582	Olvi Oyj	16,424,289
411,564	Rakentajain Konevuokraam - Class B	6,827,826
566,310	Ramirent Oyj	20,958,199
943,050	Sampo Oyj Class A	17,775,300
725,049	SanomaWSOY Oyj - Class B (1)	17,330,331
430,680	Stockmann Oyj - Class B (1)	16,098,144
207,888	Wartsila Oyj - Class B	8,065,007
1,281,769	YIT Oyj	28,134,548
		378,436,226
	Hong Kong—1.7%
7,300,217	China Merchants Holdings International	22,122,581
30,433,082	Clear Media *	33,286,948
40,296,244	Emperor Entertainment Hotel	9,333,536
23,335,459	Galaxy Entertainment Group *	21,139,666
38,099,570	GOME Electrical Appliances Holdings	34,612,574
9,216,617	Hutchison Telecommunications International *	16,010,851
32,965,590	Melco International Development	72,538,085
69,134,612	Shun TAK Holdings	89,139,947
23,667,274	Texwinca Holdings	15,197,001
		313,381,189
	Belgium—1.6%
262,782	Almancora Comm Va	34,574,508
1,865,126	Fortis (1)	66,216,623
1,927,529	KBC Groupe	209,822,316
		310,613,447
	United States—1.5%
1,608,996	BMB Munai *	10,056,225
7,327,894	KKR Private Equity Investors * +	172,205,509
2,976,168	News Corp	59,182,544
2,000,260	News Corp - Class B (1)	40,245,231
		281,689,509
	Hungary—1.5%
110,765	Egis Rt	15,729,200
13,183,525	Magyar Telekom Telecommunications *	55,376,724
6,929,662	OTP Bank	206,090,245
21,132	Richter Gedeon	4,462,934
		281,659,103
	Czech Republic—1.3%
1,708,612	Komercni Banka	251,088,039

	Australia—1.3%
2,140,069	BHP Billiton	$45,540,991
1,863,506	Brambles Industries	15,508,130
132,524	CAT Oil *	2,638,280
641,419	CSL Ltd	25,927,647
23,726,508	Macquarie Airports Management	55,999,399
5,717,837	Newcrest Mining	83,951,044
323,099	Rio Tinto	18,410,849
		247,976,340
	Norway—1.3%
2,164,722	Acta Holding	7,897,435
626,568	Cermaq ASA (1)	8,737,115
3,365,923	DNB NOR	42,569,660
1,435,879	Norsk Hydro	40,743,403
420,773	Orkla ASA	19,035,026
35,247,458	PAN Fish *	38,920,313
2,021,364	Statoil ASA	59,814,820
739,769	Telenor ASA	9,416,016
1,201,402	Tomra Systems (1)	8,298,495
		235,432,283
	Turkey—1.1%
2,625,287	Acibadem Saglik Hizmetleri Ve Ticaret	26,498,555
633,196	Aksigorta	2,285,601
46,398	Alarko Gayrimenkul Yatirum Ortakligi *	860,658
2,048,482	Anadolu Sigorta	3,094,632
401,142	Bim Birlesik Magazalar	12,669,759
1,443,869	Cimsa Cimento Sanayi Ve Ticar	7,383,421
14,951,865	Dogan Sirketler Grubu	61,466,557
3,471,304	Eczacibasi Ilac Sanayi *	7,796,512
2	Enka Insaat ve Sanayi	16
3,555,326	Haci Omer Sabanci	11,312,401
563,499	Selcuk Ecza Deposu Ticaret ve Sanayi *	2,090,521
9,433,817	Turkiye Garanti Bankasi	27,115,918
6,969,153	Turkiye Is Bankasi	37,268,198
553,611	Yapi Kredi Sigorta *	1,680,076
		201,522,825
	Romania—1.0%
1,900,000	Asigurarea Romaneasca-Asirom (2) *	233,266
16,921,274	Biofarm Bucuresti *	3,504,063
8,722,587	BRD-Groupe Societe Generale	53,402,953
5,220,000	Compa-Sibi *	1,842,331
16,622,500	Condmag *	4,759,206
59,409,629	Impact SA *	10,483,926
2,164,000	Rolast Pitesti *	46,916
59,500	Santierul Naval Braila (2) *	72,856
8,152,018	Sicomed SA *	4,550,592
579,582,257	SNP Petrom	114,801,828
7,627,000	Socep Constanta	491,675
		194,189,612

	Mexico—0.9%
758,074	Consorcio ARA	$3,474,361
3,308,417	Controladora Comercial Mexicana	6,523,981
9,613,131	Corp Moctezuma	20,279,007
169,020	Desarrolladora Homex ADR *	6,253,740
1,949,326	Empresas ICA Sociedad Controladora *	6,202,157
172,096	Fomento Economico Mexicano ADR	15,110,029
404,808	Grupo Aeroportuario del Pacifico SA de CV, ADR	12,115,903
939,708	Grupo Aeroportuario del Sureste ADR (1)	31,818,513
2,107,000	Grupo Cementos de Chihuahua	7,387,931
14,691,880	Grupo Financiero Banorte	40,559,992
230,012	Grupo Televisa SA ADR	4,259,822
2,423,263	Urbi Desarrollos Urbanos *	6,312,086
		160,297,522
	Venezuela—0.7%
730,579	Banco Provincial (2)	321,178
112,623	Banco Venezolano de Credito (2)	200,616
15,843,815	Cemex Venezuela Saca-1 (2)	5,681,431
3,536,369	CIA Anonima Nacional TeleFonos De Venezuela ADR	70,373,743
6,029,312	Electricidad de Caracas (2)	1,516,243
19,969,105	Mercantil Servicios Financieros - Class B (2)	39,058,465
198,662,949	Siderurgica Venezolana Sivensa SACA (2) *	9,714,344
		126,866,020
	Greece—0.5%
1,529,107	Alpha Bank	39,144,480
128,599	Fourlis SA	1,821,639
2,464,820	Hellenic Telecommunication Organization *	56,178,274
		97,144,393
	China—0.5%
78,347,451	Beijing Capital International Airport - Class H	48,795,453
1	China Life Insurance - Class H	2
10,867,372	Shenzhen Chiwan Wharf - Class B	16,417,301
6,677,369	Weiqiao Textile - Class H	8,214,335
6,835,533	Wumart Stores - Class H	20,846,342
		94,273,433
	Ukraine—0.5%
97,100,000	Bank Aval (2) *	7,702,528
2,053,250	Centrenergo (2) *	1,669,474
165,000	Centrenergo ADR (2) *	1,158,106
20,500	Dniproenergo (2) *	1,585,523
5,285,700	JSCB Ukrsotsbank (2) *	1,247,394
2,750,000	Kirovogradoblenergo (2) *	1,554,289
69,861,006	Lutsk Automobile Plant (2) *	4,401,243
64,091	Retail Group (2) *	16,022,750
18,800	Rodovid Bank (2) *	14,100,000
2,040,000	Slavutich Pivzavod (2) *	2,971,502
1,328,616,000	Ukrinbank (2) *	14,614,776
24,898	Ukrnafta Oil ADR (2) *	8,896,603

24,623,666	UkrTelecom (2) *	$4,687,897
573,260	UkrTelecom GDR (2) *	5,120,960
15,000	Zakhidenergo (2) *	422,410
595,792	Zakhidenergo GDR (2) *	4,194,470
400,000	Zhytomyroblenergo (2) *	228,061
		90,577,986
	Spain—0.5%
1,954,506	Corporacion Mapfre	38,386,397
745,171	Grifols SA *	6,409,403
657,950	Grupo Empresarial Ence (1)	26,893,762
313,782	Inditex SA	13,618,723
		85,308,285
	South Korea—0.5%
117,813	Hyundai Motor	9,011,332
22,812	NHN Corp *	2,534,932
115,488	Samsung Electronics	73,471,491
		85,017,755
	Cyprus—0.4%
8,868,121	Bank of Cyprus	82,388,143
	Denmark—0.4%
113,550	ALK-Abello A/S (1) *	13,885,098
306,072	Novo Nordisk - Class B	18,844,381
335,340	Royal UNIBREW (1)	36,303,194
331,809	Vestas Wind Systems (1) *	8,937,674
		77,970,347
	Bulgaria—0.3%
7,602,910	Bulgarian Telecommunication	51,297,938
212,919	DZI Insurance & Reinsurance *	12,504,215
		63,802,153
	Ireland—0.3%
16,641,502	Dragon Oil *	57,169,750
	Canada—0.2%
3,555,964	Bema Gold *	20,292,827
159,456	Centerra Gold *	1,375,533
3,958,181	Eldorado Gold *	18,700,895
451,824	Ivanhoe Mines *	2,678,364
		43,047,619
	Multinational—0.2%
166,274	Central European Media Enterprises - Class A *	10,116,110
736,174	Millicom International Cellular (1) *	25,758,728
		35,873,838
	Portugal—0.2%
870,846	Jeronimo Martins	14,769,577
1,706,095	Portugal Telecom - Registered	21,162,706
		35,932,283

	Thailand—0.2%
1,354,489	Bangkok Bank	$3,615,312
845,100	Bangkok Bank-Foreign Registered Shares	2,367,352
37,329,500	Bank of Ayudhya	16,967,954
20,018,473	Krung Thai Bank	5,766,421
		28,717,039
	New Zealand—0.1%
18,940,995	Auckland International Airport	24,523,948
	India—0.1%
523,875	State Bank of India GDR (1)	22,395,656
	Serbia—0.1%
294,461	AIK Banka AD *	17,303,892
13,082	Tigar AD (2)	3,554,262
		20,858,154
	Indonesia—0.1%
35,835,820	Indofood Sukses Makmur	4,148,579
5,545,740	Semen Gresik Persero	15,561,090
		19,709,669
	Malaysia—0.1%
5,508,346	Steppe Cement *	19,694,544
	Egypt—0.1%
175,558	Orascom Telecom Holding SAE GDR (1)	8,391,672
3,016,090	Telecom Egypt	6,500,839
		14,892,511
	Brazil—0.1%
849,996	Diagnosticos da America *	14,810,921
	Philippines—0.1%
240,556	Ayala Corp	1,986,328
14,065,941	Ayala Land	3,757,659
1,885,377	Bank of the Philippine Islands	1,978,052
101,369	Philippine Long Distance Telephone	4,076,818
		11,798,857
	Latvia—0.1%
1,424,182	Parex Bank (2) (3) *	11,752,831
	Estonia—0.1%
1,920,438	Tallink Group	8,822,761
	Croatia—0.0%
8,149	Atlantska Plovidba	1,265,292
20,979	Dom Holding (2) *	502,215
11,424	Ericsson Nikola Tesla (2)	4,122,591
12,811	FIMA Validus Dd (2) *	214,242
779	Institut Gradevinarstva Hrvatske (2)	521,098
27,137	Podravka Prehrambena Industija	1,872,652
3,957	Proficio Dd (2) *	48,760
		8,546,850

	Kazakhstan—0.0%
362,475	Kazakhgold GDR *	$7,793,213
	Lebanon—0.0%
386,000	Solidere - Class A	6,771,380
	Morocco—0.0%
21,439	Ciments du Maroc	4,946,342
	Argentina—0.0%
676,203	Grupo Financiero Galicia ADR (1) *	3,921,977
	Lithuania—0.0%
179,733	Rokiskio Suris	3,122,152
	Luxembourg—0.0%
202,025	Metro International SA - Class A *	299,394
	TOTAL COMMON STOCKS (Cost $12,661,617,880)	16,745,487,951

		Market
Share		Value
Amount	Description	(Note 1)
PREFERRED STOCKS—0.4%
	Germany—0.4%
70,840	Henkel KGaA	$8,407,430
2,194,685	ProsiebenSat.1 Media (1)	56,070,960
		64,478,390
	Croatia—0.0%
4,541	Adris Grupa	3,091,976
	TOTAL PREFERRED STOCKS (Cost $43,883,240)	67,570,366

		Market
Share		Value
Amount	Description	(Note 1)
INVESTMENT FUNDS—0.2%
	Romania—0.1%
5,488,000	SIF 1 Banat Crisana Arad	$4,506,299
5,190,500	SIF 2 Moldova Bacau	3,532,987
5,460,500	SIF 3 Transilvania Brasov	3,874,090
8,070,000	SIF 4 Muntenia Bucuresti	4,097,922
5,801,500	SIF 5 Oltenia Craiova	5,014,441
		21,025,739
	Australia—0.1%
10,812,849	Australian Infrastructure Fund	16,986,067
	Russia—0.0%
3,277,081	RenShares Utilites (2) *	6,017,048
	TOTAL INVESTMENT FUNDS (Cost $40,898,776)	44,028,854

		Market
Share		Value
Amount	Description	(Note 1)
WARRANTS—1.3%
	India—1.2%
329,062	Apollo Hospital Enterprise, issued by CLSA, Expires 07/20/2010 (2) * +	$2,828,058
1,897,821	Banking Index Benchmark Exchange Traded Scheme - Bank BeES, issued by Citigroup, Expires 01/20/2010 *	16,752,066
3,363,165	Bharti Televentures - Class A, issued by CLSA, Expires 05/31/2010 * +	27,668,758
4,278,617	Canara Bank, issued by Citigroup, Expires 01/19/2009 * +	18,039,077
6,125,460	State Bank of India, issued by CLSA, Expires 05/13/2010 * +	127,289,670
2,389,110	India Cements, Ltd, issued by ABNA, expires 06/04/2007 *	9,413,093
1,153,786	State Bank of India, issued by Citigroup, Expires 01/19/2009 * +	22,696,248
		224,686,970
	Bulgaria—0.1%
301,290	Bulgarian American Credit Bank JSCO, Expires 03/30/2007 (2) *	6,389,511
1,961,673	DZI Insurance & Reinsurance, Expires 2/28/2007 *	6,684,049
		13,073,560
	Austria—0.0%
704,990	Bank of Georgia, issued by Bank of Austria, Expires 6/14/2006	7,197,384
	Russia—0.0%
117	Russian Domestic Small-Cap Basket, issued by UBS, Expires 12/22/2007 * +	1,415,700
	TOTAL WARRANTS (Cost $260,247,912)	246,373,614

			Market
Face			Value
Value	Currency	Description	(Note 1)
FOREIGN GOVERNMENT BONDS—0.1%
		Bulgaria—0.1%
12,071,674	BGN	Bulgaria Compensation Notes (2) *	$5,041,352
3,842,865	BGN	Bulgaria Housing Compensation Notes (2) *	1,555,200
29,663,486	BGN	Bulgaria Registered Compensation Vouchers (2) *	12,194,451
		TOTAL FOREIGN GOVERNMENT BONDS (Cost $19,710,351)	18,791,003

			Market
Face			Value
Value	Currency	Description	(Note 1)
STRUCTURED NOTES—0.2%
		Philippines—0.2%
1,679	USD	Phillippines Notes, due 10/17/2006 (Cost $24,931,891) * +	$34,915,307

			Market
Face			Value
Value	Currency	Description	(Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATION—0.2%
		United States—0.2%
		U.S. Treasury Bills
1,000,000	USD	4.865% due 08/24/2006 (4)	$996,892
2,350,000	USD	4.880% due 08/24/2006 (4)	2,342,673
7,000,000	USD	4.720% due 08/31/2006 (4)	6,972,467
26,000,000	USD	4.750% due 09/07/2006 (4)	25,873,069
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION (Cost $36,185,101)	36,185,101

			Market
Face			Value
Value	Currency	Description	(Note 1)
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—7.0%
47,552,788		Abbey National 5.290% due 08/11/2006 (5)	$47,552,788
23,776,394		ABN Amro Bank NV 5.305% due 11/21/2006 (5)	23,776,394
70,378,126		Bank of America, with rates ranging from 5.270%-5.400% and maturity dates ranging from 09/11/2006-09/12/2006 (5)	70,378,126
47,552,788		Bank of Montreal 5.290% due 08/03/2006 (5)	47,552,788
71,329,182		Bank of Nova Scotia, with rates ranging from 5.290%-5.320% and matrurity dates ranging from 08/08/2006-08/16/2006 (5)	71,329,182
28,531,673		Barclays 5.150% due 08/01/2006 (5)	28,531,673
19,021,115		Barton Capital 5.283% due 08/04/2006 (5)	19,021,115
36,994,831		Bear Stearns & Co 5.448% due 09/07/2006 (5)	36,994,831
38,042,231		BGI Institutional 5.224% due 08/01/2006 (5)	38,042,231
23,776,394		Calyon 5.300% due 08/08/2006 (5)	23,776,394
14,265,837		Canadian Imperial Bank of Commerce 5.360% due 08/29/2006 (5)	14,265,837
9,510,558		Charta 5.376% due 08/23/2006 (5)	9,510,558
9,510,558		Compass Securitization 5.365% due 08/21/2006 (5)	9,510,558
47,128,776		CRC Funding 5.398% due 09/05/2006 (5)	47,128,776
23,776,394		Credit Suisse First Boston 5.290% due 08/04/2006 (5)	23,776,394
28,531,673		Dexia Group 5.275% due 08/10/2006 (5)	28,531,673
17,119,004		Dreyfus Cash Management Plus 5.151% due 08/01/2006 (5)	17,119,004
38,042,231		Falcon Asset Securitization, with rates ranging from 5.291%-5.414% and maturity dates ranging from 08/01/2006-09/12/2006 (5)	38,042,231
47,552,788		Fortis Bank 5.290% due 08/07/2006 (5)	47,552,788
23,415,785		General Electric Capital Corporation 5.260% due 08/02/2006 (5)	23,415,785
9,510,558		Grampian Funding 5.365% due 08/21/2006 (5)	9,510,558

47,399,352	Greyhawk Funding 5.297% due 08/02/2006 (5)	$47,399,352
23,776,394	Harris NA 5.290% due 08/07/2006 (5)	23,776,394
18,794,975	Kitty Hawk Funding 5.376% due 08/21/2006 (5)	18,794,975
19,021,115	Liberty Street 5.344% due 08/16/2006 (5)	19,021,115
47,552,788	Lloyds TSB Bank 5.280% due 08/10/2006 (5)	47,552,788
151,363,716	Merrimac Cash Fund-Premium Class 5.017% due 08/01/2006 (5)	151,363,716
14,110,075	Paradigm Funding 5.378% due 08/18/2006 (5)	14,110,075
9,510,558	Prefco 5.355% due 08/21/2006 (5)	9,510,558
51,101,653	Ranger Funding, with rates ranging from 5.399%-5.423% and maturity dates ranging from 08/25/2006-09/19/2006 (5)	51,101,653
23,776,394	Royal Bank of Scotland 5.280% due 08/09/2006 (5)	23,776,394
23,776,394	Skandinaviska Enskilda Banken AB (SEB) 5.300% due 08/11/2006 (5)	23,776,394
47,552,788	Societe Generale 5.200% due 08/08/2006 (5)	47,552,788
9,142,847	Svenska Handlesbanken 5.290% due 08/01/2006 (5)	9,142,847
47,552,788	Toronto Dominion Bank 5.400% due 09/22/2006 (5)	47,552,788
118,881,971	Wells Fargo, with rates ranging from 5.330%-5.400% and maturity dates ranging from 08/15/2006-09/05/2006 (5)	118,881,971
	TOTAL SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING (Cost $1,328,633,492)	1,328,633,492

			Market
Face			Value
Value	Currency	Description	(Note 1)
REPURCHASE AGREEMENT—1.5%
		United States—1.5%
285,152,707	USD	Investors Bank & Trust Company Repurchase Agreement, dated 7/31/2006, due 8/01/2006, with a maturity value of $285,181,222 and an effective yield of 3.60%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 4.279% - 8.625%, maturities from 4/25/2016 - 5/15/2036, and an aggregate market value of $299,410,343. (Cost $285,152,707)	$285,152,707
		TOTAL INVESTMENTS—99.6% (Cost $14,701,261,350)	18,807,138,395
		Other Assets and Liabilities (NET)—0.4%	82,970,548
		TOTAL NET ASSETS—100.0%	$18,890,108,943

Notes to the Portfolio of Investments:

ADR		American Depositary Receipt
GDR		Global Depositary Receipt
	(1)	All or a portion of this security was on loan to brokers at July 31, 2006.
	(2)	Illiquid security
	(3)	Security valued at fair value utilizing the fair value model in accordance with valuation policies approved by the board of directors.
	(4)	Security has been pledged for futures collateral.
	(5)	Represents investments of security lending collateral.
	*	Non-income producing security.
	+	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
Aggregate cost for federal income tax purposes was $14,799,036,910.

Glossary of Currencies

BGN	— Bulgarian Lev
USD	— United States Dollar

JULIUS BAER INVESTMENT FUNDS
Julius Baer International Equity Fund
SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS
July 31, 2006 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive
Expiration	Local		Value in	In Exchange	Net Unrealized
Date	Currency		USD	for USD	Appreciation
09/25/2006	GBP	59,136,140	110,535,523	103,109,588	$7,425,935
09/25/2006	JPY	43,589,880,788	383,795,830	382,303,505	1,492,325
10/20/2006	JPY	26,477,720,000	233,943,313	229,364,472	4,578,841
10/30/2006	JPY	27,695,000,000	245,040,921	243,693,191	1,347,730
10/31/2006	JPY	42,914,000,000	379,749,325	376,567,422	3,181,903
Net unrealized appreciation on forward foreign exchange contracts to buy					$18,026,734

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
09/25/2006	CZK	4,596,912,098	206,925,209	194,663,870	$(12,261,339)
10/31/2006	EUR	317,004,958	406,854,723	404,770,948	(2,083,775)
09/25/2006	HUF	6,413,325,474	29,967,373	29,180,660	(786,713)
09/25/2006	PLN	272,254,543	88,362,740	84,849,764	(3,512,976)
09/22/2006	TRY	23,095,160	15,152,631	16,549,739	1,397,108
09/25/2006	TRY	55,908,389	36,638,322	40,352,500	3,714,178
Net unrealized depreciation on forward foreign exchange contracts to sell					$(13,533,517)

Glossary of Currencies

CZK	—	Czech Koruna
EUR	—	Euro
GBP	—	British Pound Sterling
HUF	—	Hungarian Forint
JPY	—	Japanese Yen
PLN	—	Polish Zloty
TRY	—	Turkish Lira

1

Julius Baer Funds
Julius Baer International Equity Fund
PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)
July 31, 2006
(Percentage of Net Assets)

At July 31, 2006, sector diversification of the Fund’s investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)
INDUSTRY SECTOR
Financials	34.7%	$6,551,636,458
Consumer Discretionary	10.1	1,901,431,015
Industrials	9.7	1,828,394,958
Consumer Staples	7.4	1,402,391,508
Materials	6.6	1,245,899,779
Health care	6.5	1,224,256,807
Energy	5.9	1,119,362,054
Telecommunications	4.5	853,180,519
Utilities	2.9	550,112,510
Information Technology	2.6	480,501,487
US Treasury Bills	0.2	36,185,101
Cash & Cash Equivalents	8.5	1,613,786,199	*
Total Investments	99.6	18,807,138,395
Other Assets and Liabilities (Net)	0.4	82,970,548	*
Net Assets	100.0%	$18,890,108,943

*                    Cash and Cash Equivalents and Other Assets and Liabilities (Net) include the margin requirements for $522,385,776 and notional market value for futures, which is 2.8% of net assets, and $51,777,648 in market value for swaps, which is 0.3% of net assets.

See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS  BAER INTERNATIONAL EQUITY FUND II
PORTFOLIO OF INVESTMENTS
July 31, 2006 (Unaudited)
(Percentage of Net Assets)

		Market
Share		Value
Amount	Description	(Note 1)
COMMON STOCKS—89.3%
	France—11.1%
14,999	Accor SA	$883,933
97,903	Air Liquide	19,740,348
8,074	Alstom *	700,132
12,855	Atos Origin *	595,990
96,684	BNP Paribas	9,401,806
145,206	Bouygues SA	7,243,558
100,832	Carrefour SA	6,280,713
62,178	Compagnie de Saint-Gobain	4,435,579
202,460	Electricite de France	10,420,035
8,899	Eurazeo	1,012,996
119,058	France Telecom	2,491,748
45,249	Gaz de France	1,608,185
7,356	Havas SA	36,611
23,610	Hermes International	1,955,431
114,617	JC Decaux	2,950,235
267,039	Lafarge SA	32,272,038
22,158	Lagardere S.C.A.	1,552,404
231,295	LVMH Moet Hennessy Louis Vuitton (1)	23,214,894
80,017	Pernod-Ricard	16,644,532
79,168	Pinault-Printemps-Redoute	10,567,763
20,165	Publicis Groupe	755,023
29,109	Remy Cointreau	1,458,037
32,792	Renault SA	3,580,055
322,575	Sanofi-Aventis	30,647,647
33,461	Schneider Electric	3,437,451
23,578	Societe Generale	3,514,403
241,275	Societe Television Francaise 1	7,682,182
143,472	Suez SA	5,943,160
585,550	Total SA	39,791,043
35,698	Vinci SA	3,623,980
105,512	Vivendi	3,569,549
		258,011,461
	United Kingdom—9.3%
962,132	Aegis Group	2,169,091
304,832	Anglo American	12,720,203
739,372	Associated British Ports Holdings	12,513,729
135,293	BAE Systems	902,409
179,344	Balfour Beatty	1,199,579
329,194	BP PLC	3,964,310

1

315,784	Burberry Group	$2,800,526
1,497,892	Compass Group	7,138,422
1,607,064	Diageo PLC	28,234,412
886,606	GlaxoSmithkline PLC	24,515,552
127,688	Imperial Tobacco	4,171,998
69,944	Peter Hambro Mining (1) *	1,698,962
359,875	Prudential PLC	3,779,463
377,137	Reckitt Benckiser	15,124,791
214,990	Rentokil Initial	657,288
56,275	Rio Tinto	2,905,137
1,579,426	Rolls-Royce Group *	12,997,133
66,338	SABMiller PLC	1,331,456
353,734	Scottish & Newcastle	3,526,745
1,246,064	Smith & Nephew	10,724,998
79,582	Smiths Group	1,339,481
3,144,176	Tesco PLC	21,103,850
10,958,732	Vodafone Group	23,785,332
12,524,265	Vodafone Group - Class B	3,507,514
392,680	William Hill	4,332,935
65,832	Wolseley PLC	1,401,193
588,459	WPP Group	6,960,153
		215,506,662
	Japan—9.0%
79,316	Aeon Credit Service	1,670,394
65,348	Aisin Seiki	1,901,593
221,000	Bank of Fukuoka	1,649,268
104,396	Bank of Kyoto	1,080,132
295,593	Bank of Yokohama	2,373,836
138,516	Canon Inc	6,669,491
189,000	Chiba Bank	1,853,087
34,023	Credit Saison	1,477,645
41,900	Daikin Industries	1,354,743
91,928	Daiwa Securities	1,029,054
84,529	Denso Corp	2,902,949
268	Dentsu Inc	789,234
351	East Japan Railway	2,616,359
25,500	Eisai Co	1,178,791
18,900	Fanuc Ltd	1,578,923
660	Fuji Television Network	1,378,424
57,467	Fujitsu Ltd	446,438
201,632	Honda Motor	6,660,278
73,838	Hoya Corp	2,587,411
20,310	Ibiden Co	983,243
183,000	Itochu Corp	1,651,933
10,101	JAFCO Co	542,851
1,667	Japan Tobacco	6,395,010
41,391	JS Group	851,801
61,717	JSR Corp	1,456,162
2,420	Keyence Corp	553,427

2

69,576	Kubota Corp	$640,828
10,600	Kyocera Corp	869,786
43,396	Makita Corp	1,425,866
681,322	Matsushita Electric Industrial	14,199,790
110,000	Mitsubishi Electric	865,120
1,541	Mitsubishi UFJ Financial	21,815,179
50,360	Mitsubishi UFJ Securities	568,137
68,793	Mitsui Fudosan	1,463,809
138,629	Mitsui Mining & Smelting	789,847
2,071	Mizuho Financial	17,427,998
63,361	NGK Spark Plug	1,326,077
92,294	NHK Spring	986,373
15,138	Nintendo Co	2,832,216
69,000	Nippon Electric Glass	1,543,584
447	Nippon Telegraph & Telephone Corp	2,339,782
58,000	Nissan Chemical Industries	731,874
109,873	Nissan Motor	1,186,726
77,478	Nitto Denko	5,639,811
35,400	NOK Corp	926,491
151,354	Nomura Holdings	2,691,531
102,000	NSK Ltd	783,484
1,480	NTT DoCoMo	2,159,829
7,590	ORIX Corp	1,993,092
269	Resona Holdings	843,894
137,000	Ricoh Co	2,765,500
75	Sapporo Hokuyo Holdings	878,228
42,200	Sega Sammy Holdings	1,401,320
246,000	Seiyu Ltd (1) *	449,286
19,554	Seven & I Holdings	683,497
93,000	Sharp Corp	1,574,177
135,000	Shinsei Bank	843,492
138,119	Shizuoka Bank	1,575,089
108,248	Sony Corp	4,994,533
42,161	Stanley Electric	897,121
199,000	Sumitomo Chemical	1,575,514
118,111	Sumitomo Corp	1,676,168
147,158	Sumitomo Metal Industries	588,966
1,284	Sumitomo Mitsui Financial	13,688,819
306,633	Sumitomo Trust & Banking	3,260,998
65,000	Suruga Bank	900,293
245,700	Suzuki Motor	6,022,532
39,296	Takeda Pharmaceutical	2,541,097
91,000	Teijin Ltd	513,706
100,000	The Gunma Bank	777,734
63,000	Toppan Printing	726,150
172,286	Toray Industries	1,449,831
245,794	Toyota Motor	13,016,224
25,500	Yamada Denki	2,484,598
94,147	Yamaha Motor	2,455,794

3

40,505	Yamato Holdings	$598,184
38,665	Yokogawa Electric	515,939
		208,538,391
	Germany—8.4%
44,477	Adidas AG	2,072,850
57,943	Bilfinger Berger	3,023,569
486,572	Commerzbank AG	17,038,562
13,580	Continental AG	1,386,409
94,297	DaimlerChrysler AG - Registered	4,873,653
101,871	Deutsche Bank	11,732,742
70,888	Deutsche Boerse	10,055,043
746,151	Deutsche Post	18,453,648
74,986	Deutsche Postbank (1)	5,478,446
113,150	E.ON AG	13,628,130
455,857	Fraport AG	33,159,289
68,626	Fresenius AG	10,842,041
69,848	Fresenius Medical Care	8,361,006
67,456	Henkel KGaA	7,230,193
94,663	Hypo Real Estate Holding	5,259,814
54,517	IKB Deutsche Industriebank	2,050,979
287,703	IVG Immobilien	9,178,805
70,256	KarstadtQuelle AG (1) *	1,651,486
24,003	MAN AG	1,733,433
17,323	Merck KGaA	1,578,864
1,120	Puma AG	405,789
128,697	Rhoen-Klinikum AG	4,925,458
21,461	RWE AG	1,883,435
23,060	SAP AG	4,216,152
153,910	Siemens AG	12,395,577
20,215	Solarworld AG	1,103,870
9,611	Wacker Chemie *	999,604
		194,718,847
	Switzerland—6.8%
146,675	Adecco SA	8,528,794
23,360	BKW FMB Energie	2,200,642
309,379	Compagnie Financiere Richemont	13,944,479
191,173	Credit Suisse - Registered	10,704,819
313,083	Holcim Ltd	24,421,669
94,867	Nestle SA - Registered	31,067,623
401,915	Novartis AG - Registered	22,815,494
118,436	Roche Holding	21,064,266
2,822	SGS SA	2,603,477
25,010	Syngenta AG - Registered *	3,593,023
99,172	The Swatch Group	17,638,095
		158,582,381
	Italy—5.9%
164,657	Assicurazioni Generali	5,883,557
1,716,291	Banca CR Firenze	4,845,917

4

842,394	Banca Intesa	$4,877,908
1,438,973	Banca Intesa-RNC	7,725,505
79,973	Banca Italease	3,813,890
84,795	Banca Popolare dell’ Emilia Romagna	1,915,337
860,403	Banca Popolare di Milano	10,831,802
133,277	Banca Popolare di Sondrio	2,228,067
1,350,099	Banca Popolare Italiana (1) *	15,764,799
340,148	Banche Popolari Unite	9,150,404
249,149	Banco Popolare di Verona e Novara	7,106,216
93,567	Bulgari SpA (1)	1,137,935
241,240	Buzzi Unicem	5,535,295
2,451,576	Capitalia SpA	20,570,405
374,979	Credito Emiliano	4,933,639
71,305	Finmeccanica SpA	1,537,830
91,701	Geox SpA	1,088,618
65,737	Luxottica Group	1,812,030
229,100	Parmalat SpA *	742,610
3,202,074	UniCredito Italiano	24,640,550
		136,142,314
	Poland—5.7%
155,976	Bank Handlowy w Warszawie	3,536,584
533,007	Bank PEKAO	36,687,663
60,627	Bank Prezemyslowo-Handlowy	16,161,963
271,158	Bank Zachodni WBK	18,005,471
3,686,422	PKO Bank Polski	48,718,444
1,528,622	Telekomunikacja Polska	10,496,975
		133,607,100
	Russia—4.2%
18,923	Gazprom Neft	81,369
168,704	LUKOIL ADR	14,677,248
103,363	MMC Norilsk Nickel ADR	14,199,492
961,000	NovaTek OAO	4,497,480
2,999	NovaTek OAO Sponsored GDR (1) +	140,353
469,447	OAO Gazprom ADR (1)	19,566,551
151,956	Polyus Gold *	6,762,042
74,092	Polyus Gold ADR *	3,315,617
11,303	Rosneft-Purneftegaz	497,332
8,609	Sberbank RF	15,151,840
157,344	Sistema Sponsored GDR	3,469,435
870,631	TNK-BP	2,437,767
191,898	Unified Energy System GDR	14,104,503
		98,901,029
	Netherlands—4.2%
109,717	Euronext NV	9,822,077
117,900	Heineken NV	5,538,362
441,074	ING Groep	17,888,218
197,324	Koninklijke Ahold *	1,770,260
461,975	Koninklijke KPN	5,241,094

5

93,144	Koninklijke Numico	$4,464,596
490,654	Koninklijke Philips Electronics	16,185,928
570,304	TNT NV	20,363,661
603,712	Unilever NV	14,337,648
160,623	Vedior NV	3,017,291
		98,629,135
	Sweden—2.8%
21,047	Autoliv Inc	1,182,047
643,583	ForeningsSparbanken AB	17,248,023
263,783	Getinge AB - Class B	4,749,457
34,798	Hennes & Mauritz - Class B	1,289,234
115,590	Modern Times Group - Class B *	5,723,347
986,237	Nordea AB	12,327,706
48,058	Securitas AB - Class B	895,245
638,085	Skandinaviska Enskilda Banken	15,686,667
199,571	Skanska AB - Class B	3,123,415
683,066	Telefonaktiebolaget LM Ericsson - Class B	2,147,545
159,498	TeliaSonera AB	892,463
		65,265,149
	Austria—2.6%
198,550	Erste Bank der Oesterreichischen Sparkassen	11,442,622
782,883	Immoeast Immobilien Anlagen *	8,961,713
98,310	IMMOFINANZ Immobilien Anlagen *	1,127,870
155,522	OMV AG	9,530,501
111,475	Raiffeisen International Bank Holding (1)	9,565,483
285,083	Telekom Austria	6,435,775
99,347	Wiener Staedtische Versicherung	5,781,244
142,599	Wienerberger AG	6,753,193
		59,598,401
	Hungary—1.9%
2,711,532	Magyar Telekom Telecommunications *	11,389,652
950,251	OTP Bank	28,260,752
26,628	Richter Gedeon NYRT	5,623,651
		45,274,055
	Hong Kong—1.9%
2,812,565	China Merchants Holdings International	8,523,198
4,924,121	Galaxy Entertainment Group *	4,460,777
2,878,636	Hutchison Telecommunications International *	5,000,687
5,064,394	Melco International Development	11,143,785
11,436,920	Shun TAK Holdings	14,746,397
		43,874,844
	Belgium—1.7%
241,324	Almancora Comm Va	31,751,256
229,219	Fortis	8,137,846
		39,889,102
	Czech Republic—1.6%
258,836	Komercni Banka	38,037,087

6

	Finland—1.6%
596,054	Fortum Oyj	$16,141,085
619,634	Nokia Oyj	12,280,284
101,174	Sampo Oyj Class A	1,907,002
90,592	SanomaWSOY Oyj - Class B (1)	2,165,356
28,110	Wartsila Oyj - Class B	1,090,526
199,475	YIT Oyj	4,378,432
		37,962,685
	Australia—1.4%
234,008	BHP Billiton	4,979,726
159,855	Brambles Industries	1,330,316
99,374	CSL Ltd	4,016,928
3,124,066	Macquarie Airports Management	7,373,433
881,919	Newcrest Mining	12,948,606
35,330	Rio Tinto	2,013,176
		32,662,185
	United States—1.4%
908,377	KKR Private Equity Investors * +	21,346,860
455,868	News Corp	9,065,156
100,000	News Corp - Class B	2,012,000
		32,424,016
	Norway—1.2%
377,720	DNB NOR	4,777,118
187,457	Norsk Hydro	5,319,136
76,108	Orkla ASA	3,442,991
4,585,885	PAN Fish *	5,063,743
248,440	Statoil ASA	7,351,666
97,069	Telenor ASA	1,235,525
		27,190,179
	Turkey—1.1%
2,014,851	Dogan Sirketler Grubu	8,282,977
1,451,843	Haci Omer Sabanci	4,619,500
2,007,020	Turkiye Garanti Bankasi	5,768,841
1,095,189	Turkiye Is Bankasi	5,856,626
		24,527,944
	Romania—0.9%
1,079,557	BRD-Groupe Societe Generale	6,609,453
71,771,900	SNP Petrom	14,216,352
		20,825,805
	Mexico—0.8%
385,320	Fomento Economico Mexicano	3,402,959
3,776,506	Grupo Financiero Banorte	10,425,831
93,534	Grupo Televisa SA Sponsored ADR	1,732,250
1,545,852	Urbi Desarrollos Urbanos *	4,026,616
		19,587,656

7

	Cyprus—0.5%
1,285,419	Bank of Cyprus Public	$11,942,021
	South Korea—0.5%
14,080	Hyundai Motor	1,076,957
9,922	NHN Corp *	1,102,560
14,219	Samsung Electronics	9,045,885
		11,225,402
	Greece—0.5%
177,267	Alpha Bank	4,537,959
288,106	Hellenic Telecommunication Organization *	6,566,523
		11,104,482
	Canada—0.4%
174,058	Barrick Gold	5,349,945
511,605	Bema Gold *	2,919,577
44,049	Centerra Gold *	379,985
61,296	Ivanhoe Mines *	363,356
		9,012,863
	Venezuela—0.3%
378,944	CIA Anonima Nacional TeleFonos De Venezuela ADR	7,540,986
	Spain—0.3%
234,225	Corporacion Mapfre	4,600,167
54,698	Inditex SA	2,373,995
		6,974,162
	Multinational—0.2%
29,079	Central European Media Enterprises - Class A (1) *	1,769,166
75,142	Millicom International Cellular (1) *	2,629,219
		4,398,385
	Philippines—0.2%
72,622	Ayala Corp	599,657
5,672,560	Ayala Land	1,515,401
772,396	Bank of the Philippine Islands	810,363
29,861	Philippine Long Distance Telephone	1,200,938
		4,126,359
	Denmark—0.2%
48,216	Novo Nordisk - Class B	2,968,585
39,696	Vestas Wind Systems *	1,069,259
		4,037,844
	Ukraine—0.2%
5,575	Ukrnafta Oil ADR (2) *	1,992,070
1,876,334	UkrTelecom (2) *	357,220
161,195	UkrTelecom GDR (2) *	1,439,963
		3,789,253
	Thailand—0.1%
611,572	Bangkok Bank	1,632,367
100,500	Bangkok Bank-Foreign Registered Shares	281,527
5,208,672	Krung Thai Bank	1,500,384
		3,414,278

8

	Egypt—0.1%
35,133	Orascom Telecom Holding SAE GDR (1)	$1,679,357
698,860	Telecom Egypt	1,506,313
		3,185,670
	Portugal—0.1%
233,460	Portugal Telecom - Registered	2,895,879
	China—0.1%
1,338,173	China Life Insurance - Class H	2,255,759
	India—0.1%
48,776	State Bank of India GDR	2,085,174
	TOTAL COMMON STOCKS (Cost $1,902,877,128)	2,077,744,945

		Market
Share		Value
Amount	Description	(Note 1)
PREFERRED STOCKS—0.4%
	Germany—0.4%
3,451	Henkel KGaA	$409,572
306,941	ProsiebenSat.1 Media	7,841,889
	TOTAL PREFERRED STOCKS (Cost $7,110,271)	8,251,461

		Market
Share		Value
Amount	Description	(Note 1)
WARRANTS—1.4%
	India—1.4%
373,356	Banking Index Benchmark Exchange Traded Scheme - Bank BeES, issued by Citigroup, Expires 01/20/2010 *	$3,295,613
481,971	Bharti Televentures - Class A, issued by CLSA, Expires 05/31/2010 * +	3,965,175
696,777	Canara Bank, issued by Citigroup, Expires 01/19/2009 * +	2,937,682
729,576	State Bank of India, issued by CLSA, Expires 05/13/2010 * +	15,160,900
371,368	State Bank of India, issued by Citigroup, Expires 01/19/2009 * +	7,305,220
	TOTAL WARRANTS (Cost $37,378,421)	32,664,590

Face			Market Value
Value	Currency	Description	(Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATION—0.2%
		United States—0.2%
		U.S. Treasury Bills
600,000	USD	4.880% due 08/24/2006 (3)	$598,130
1,500,000	USD	4.720% due 08/31/2006 (3)	1,494,100
2,500,000	USD	4.750% due 09/07/2006 (3)	2,487,795
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION (Cost $4,580,025)	4,580,025

9

			Market
Face			Value
Value	Currency	Description	(Note 1)
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—2.8%
2,329,456		Abbey National 5.290% due 08/11/2006 (4)	$2,329,456
1,164,730		ABN Amro Bank NV 5.305% due 11/21/2006 (4)	1,164,730
3,447,599		Bank of America, with rates ranging from 5.270%-5.400% and maturity dates ranging from 09/11/2006-09/12/2006 (4)	3,447,599
2,329,459		Bank of Montreal 5.290% due 08/03/2006 (4)	2,329,459
3,494,189		Bank of Nova Scotia, with rates ranging from 5.290%-5.320% and maturity dates ranging from 08/08/2006-08/16/2006 (4)	3,494,189
1,397,675		Barclays 5.150% due 08/01/2006 (4)	1,397,675
931,784		Barton Capital 5.283% due 08/04/2006 (4)	931,784
1,812,259		Bear Stearns & Co 5.448% due 09/07/2006 (4)	1,812,259
1,863,567		BGI Institutional 5.224% due 08/01/2006 (4)	1,863,567
1,164,730		Calyon 5.300% due 08/08/2006 (4)	1,164,730
698,838		Canadian Imperial Bank of Commerce 5.360% due 08/29/2006 (4)	698,838
465,892		Charta 5.376% due 08/23/2006 (4)	465,892
465,892		Compass Securitization 5.365% due 08/21/2006 (4)	465,892
2,308,688		CRC Funding 5.398% due 09/05/2006 (4)	2,308,688
1,164,730		Credit Suisse First Boston 5.290% due 08/04/2006 (4)	1,164,730
1,397,675		Dexia Group 5.275% due 08/10/2006 (4)	1,397,675
838,605		Dreyfus Cash Management 5.151% due 08/01/2006 (4)	838,605
1,863,568		Falcon Asset Securitization Corp, with rates ranging from 5.291%-5.414% and maturity dates ranging from 08/01/2006-09/12/2006 (4)	1,863,568
2,329,459		Fortis Bank 5.290% due 08/07/2006 (4)	2,329,459
1,147,064		General Electric Capital Corporation 5.260% due 08/02/2006 (4)	1,147,064
465,892		Grampian Funding 5.365% due 08/21/2006 (4)	465,892
2,321,943		Greyhawk Funding 5.297% due 08/02/2006 (4)	2,321,943
1,164,730		Harris NA 5.290% due 08/07/2006 (4)	1,164,730
920,706		Kitty Hawk Funding 5.376% due 08/21/2006 (4)	920,706
931,784		Liberty Street 5.344% due 08/16/2006 (4)	931,784
2,329,459		Lloyds TSB Bank 5.280% due 08/10/2006 (4)	2,329,459
7,414,825		Merrimac Cash Fund-Premium Class 5.017% due 08/01/2006 (4)	7,414,825
691,207		Paradigm Funding 5.378% due 08/18/2006 (4)	691,207
465,892		Prefco 5.355% due 08/21/2006 (4)	465,892
2,503,306		Ranger Funding, with rates ranging from 5.399%-5.423% and maturity dates ranging from 08/25/2006-09/19/2006 (4)	2,503,306
1,164,730		Royal Bank of Scotland 5.280% due 08/09/2006 (4)	1,164,730
1,164,730		Skandinaviska Enskilda Banken AB (SEB) 5.300% due 08/11/2006 (4)	1,164,730

10

2,329,459	Societe Generale 5.200% due 08/08/2006 (4)	$2,329,459
447,879	Svenska Handlesbanken 5.290% due 08/01/2006 (4)	447,879
2,329,459	Toronto Dominion Bank 5.400% due 09/22/2006 (4)	2,329,459
5,823,648	Wells Fargo, with rates ranging form 5.330%-5.400% and maturity dates ranging from 08/15/2006-09/05/2006 5.400% due 09/05/2006 (4)	5,823,648
	TOTAL SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING (Cost $65,085,508)	65,085,508

			Market
Face			Value
Value	Currency	Description	(Note 1)
REPURCHASE AGREEMENT—6.8%
		United States—6.8%
158,275,537	USD	Investors Bank & Trust Company Repurchase Agreement, dated 07/31/2006, due 08/01/2006, with a maturity value of $158,291,365 and an effective yield of 3.60%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 4.176%-5.885%, maturities from 09/25/2031-04/01/2036, and an aggregate market value of $166,189,234 (Cost $158,275,537)	$158,275,537
		TOTAL INVESTMENTS—100.9% (Cost $2,175,306,890)	2,346,602,066
		Other Assets and Liabilities (NET)—(0.9%)	(20,494,538)
		TOTAL NET ASSETS—100.0%	$2,326,107,528

Notes to the Portfolio of Investments:

ADR		American Depositary Receipt
GDR		Global Depositary Receipt
	(1)	All or a portion of this security was on loan to brokers at July 31, 2006.
	(2)	Illiquid security
	(3)	Security has been pledged for futures collateral.
	(4)	Represents investments of security lending collateral.
	*	Non-income producing security.
	+	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
Aggregate cost for federal income tax purposes was $2,191,331,885.

Glossary of Currencies

USD	— United States Dollar

11

JULIUS BAER INVESTMENT FUNDS
JULIUS  BAER INTERNATIONAL EQUITY FUND II
SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS
July 31, 2006 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
08/03/2006	DKK	5,249,318	897,813	892,741	$5,072
08/02/2006	EUR	4,083,815	5,211,561	5,218,707	(7,146)
08/21/2006	EUR	15,650,000	19,996,499	20,213,697	(217,198)
08/28/2006	EUR	21,727,000	27,773,933	27,543,335	230,598
08/02/2006	GBP	744,786	1,390,554	1,390,814	(260)
08/03/2006	GBP	401,427	749,501	732,765	16,736
08/29/2006	GBP	5,055,000	9,443,358	9,527,866	(84,508)
09/11/2006	GBP	558,634	1,043,880	1,037,740	6,140
09/25/2006	GBP	1,668,000	3,117,776	3,080,779	36,997
10/19/2006	GBP	2,541,000	4,751,933	4,512,562	239,371
10/20/2006	GBP	5,740,000	10,734,618	10,529,513	205,105
08/09/2006	JPY	2,401,812,744	21,008,937	21,435,474	(426,537)
08/16/2006	JPY	1,169,000,000	10,235,373	10,772,804	(537,431)
08/21/2006	JPY	1,150,000,000	10,076,049	10,653,475	(577,426)
08/25/2006	JPY	365,578,000	3,204,906	3,326,128	(121,222)
08/28/2006	JPY	638,708,400	5,601,702	5,771,912	(170,210)
09/11/2006	JPY	1,470,000,000	12,917,659	13,139,900	(222,241)
09/14/2006	JPY	167,336,000	1,471,084	1,470,233	851
09/25/2006	JPY	4,063,642,416	35,779,153	35,786,751	(7,598)
10/05/2006	JPY	734,252,640	6,473,906	6,388,694	85,212
10/19/2006	JPY	1,050,368,000	9,279,207	9,114,350	164,857
10/20/2006	JPY	3,638,544,846	32,148,283	31,504,548	643,735
10/31/2006	JPY	5,886,000,000	52,085,672	51,649,249	436,423
08/01/2006	TRY	7,189,237	4,805,640	4,840,259	(34,619)
Net unrealized depreciation on forward foreign exchange contracts to buy					$(335,299)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
08/22/2006	CZK	32,582,000	1,462,320	1,485,199	$22,879
09/18/2006	CZK	389,697,000	17,531,166	17,397,188	(133,978)
09/25/2006	CZK	26,279,692	1,182,953	1,112,604	(70,349)
10/31/2006	EUR	40,991,807	52,610,250	52,340,798	(269,452)
09/18/2006	HUF	1,782,641,000	8,331,970	8,307,195	(24,775)
09/25/2006	HUF	26,922,463	125,800	122,553	(3,247)
08/02/2006	PHP	326,799	6,349	6,344	(5)
09/25/2006	PLN	1,313,945	426,453	409,509	(16,944)
09/22/2006	TRY	403,460	264,708	289,115	24,407
Net unrealized depreciation on forward foreign exchange contracts to sell					$(471,464)

1

Glossary of Currencies

CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound Sterling
HUF	—	Hungarian Forint
JPY	—	Japanese Yen
PHP	—	Philippine Peso
PLN	—	Polish Zloty
TRY	—	Turkish Lira

2

Julius Baer Funds
Julius Baer International Equity II Fund
PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)
July 31, 2006
(Percentage of Net Assets)

At July 31, 2006, sector diversification of the Fund’s investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)
INDUSTRY SECTOR
Financials	36.0%	$838,453,187
Consumer Discretionary	9.3	216,440,157
Industrials	9.0	208,496,640
Consumer Staples	7.7	178,715,955
Materials	6.8	157,432,163
Health care	6.2	143,373,746
Energy	6.0	140,378,060
Telecommunications	4.6	107,767,940
Utilities	3.0	70,458,510
Information Technology	2.5	57,144,638
US Treasury Bills	0.2	4,580,025
Cash & Cash Equivalents	9.6	223,361,045	*
Total Investments	100.9	2,346,602,066
Other Assets and Liabilities (Net)	(0.9)	(20,494,538	)*
Net Assets	100.0%	$2,326,107,528

*                    Cash and Cash Equivalents and Other Assets and Liabilities (Net) include the margin requirements for $67,282,161 and notional market value for futures, which is 2.9% of net assets.

See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER TOTAL RETURN BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (Unaudited)
(Percentage of Net Assets)

Currency	Face Value		Market Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATION—52.0%
		Federal Home Loan Bank
USD	2,000,000	4.650% due 02/22/2007 (1)	$1,997,170
USD	6,000,000	4.625% due 08/08/2007	5,956,614
USD	4,509,188	4.720% due 09/20/2012	4,345,730
			12,299,514
		Federal Home Loan Mortgage
USD	3,800,000	3.750% due 11/15/2006	3,781,346
USD	3,600,000	4.050% due 06/28/2007	3,557,743
USD	7,000,000	5.500% due 08/01/2021 *	6,921,250
USD	3,600,902	4.629% due 09/01/2035	3,532,172
			17,792,511
		Federal National Mortgage Association
USD	17,250,000	5.125% due 04/15/2011	17,158,420
USD	24,500,000	5.000% due 08/01/2021 *	23,795,625
USD	17,000,000	6.000% due 08/01/2021 *	17,148,750
USD	2,726,384	4.398% due 01/01/2034 (1)	2,689,753
USD	11,400,000	6.000% due 08/01/2035 *	11,328,750
USD	4,152,300	4.682% due 11/01/2035 (1)	4,091,688
			76,212,986
		Government National Mortgage Association
USD	75,908	7.000% due 04/15/2032	78,357
USD	26,100,000	6.000% due 08/01/2036 *	26,108,143
			26,186,500
		U.S. Treasury Bond
USD	3,200,000	7.500% due 11/15/2016	3,828,752
USD	6,500,000	6.125% due 08/15/2023	7,280,513
			11,109,265
		U.S. Treasury Inflation Indexed Bond
USD	13,102,190	2.375% due 01/15/2025	13,001,369
		U.S. Treasury Inflation Indexed Notes
USD	15,186,845	3.625% due 01/15/2008	15,430,669
USD	3,059,820	2.000% due 01/15/2016	2,953,565
			18,384,234

1

		U.S. Treasury Notes
USD	7,000,000	5.125% due 06/30/2011	$7,065,079
USD	15,000,000	5.125% due 05/15/2016	15,160,560
			22,225,639
		Total U.S. Government and Agency Obligation (Cost $196,473,471)	197,212,018
CORPORATE BONDS—22.1%
		United States—14.4%
		Abbott Laboratories
USD	1,800,000	5.600% due 05/15/2011	1,807,675
		American Express
USD	2,250,000	6.800% due 09/01/2066 (1)	2,276,971
		Ameriprise Financial
USD	2,350,000	5.350% due 11/15/2010	2,327,929
		Atlantic Richfield
USD	2,010,000	5.900% due 04/15/2009	2,039,696
		BHP Billiton Finance USA
USD	3,560,000	5.000% due 12/15/2010	3,493,855
		Cargill Inc
USD	1,700,000	3.625% due 03/04/2009 +	1,620,132
		Caterpillar Financial Services, Series F
USD	885,000	2.350% due 09/15/2006	881,733
		Centerior Energy
USD	1,985,000	7.130% due 07/01/2007	2,013,022
		Charter One Bank
USD	1,760,000	5.500% due 04/26/2011	1,759,743
		Cisco Systems
USD	2,350,000	5.250% due 02/22/2011	2,326,077
		Citigroup
USD	1,710,000	5.500% due 08/09/2006	1,710,024
USD	5,000,000	5.125% due 02/14/2011	4,934,430
			6,644,454
		ConocoPhillips
USD	2,350,000	8.750% due 05/25/2010	2,611,743
		General Electric Capital
USD	900,000	5.500% due 04/28/2011	901,288
		Goldman Sachs Group
USD	3,800,000	5.000% due 01/15/2011	3,710,115
		Home Depot
USD	1,300,000	3.750% due 09/15/2009	1,243,191
		HSBC Bank USA
USD	2,100,000	4.625% due 04/01/2014	1,950,428

2

		John Deere Capital
USD	2,100,000	5.650% due 07/25/2011	$2,108,631
		Metropolitan Life Global Funding
USD	4,500,000	5.750% due 07/25/2011	4,541,787
		Private Export Funding Series D
USD	3,040,000	5.870% due 07/31/2008	3,078,453
		Reed Elsevier Capital
USD	2,700,000	6.125% due 08/01/2006	2,700,000
		Selkirk Cogen Funding, Series A
USD	1,485,329	8.650% due 12/26/2007	1,529,527
		Toyota Motor Credit
USD	3,300,000	5.450% due 05/18/2011	3,302,445
			54,868,895
		Supra National—3.5%
		European Investment Bank
NZD	14,350,000	6.000% due 07/15/2009	8,655,387
		Inter-American Development Bank
USD	3,000,000	0.000% due 12/16/2008	2,650,191
		International Bank for Reconstruction & Development
USD	2,000,000	0.000% due 01/15/2008	1,848,996
			13,154,574
		Netherlands—1.2%
		Shell International Finance
USD	3,400,000	5.625% due 06/27/2011	3,437,886
		Unilever NV, Series E
USD	1,055,000	5.125% due 12/20/2006	1,052,603
			4,490,489
		Singapore—0.9%
		PSA International Pte
USD	3,300,000	5.750% due 06/29/2011 +	3,328,231
		Germany—0.8%
		Kreditanstalt fuer Wiederaufbau
USD	3,050,000	5.250% due 05/19/2009	3,056,106
		United Kingdom—0.8%
		Vodafone Group
USD	3,000,000	5.500% due 06/15/2011	2,958,090
		Brazil—0.5%
		Petrobras International Finance
USD	1,800,000	7.750% due 09/15/2014	1,944,000
		Total Corporate Bonds (Cost $84,455,730)	83,800,385

3

ASSET BACKED SECURITIES—20.4%
		Astoria Depositor Corp, Series 2005, Class A
USD	4,048,724	5.744% due 05/01/2016 +	$3,963,721
		Bank One Issuance Trust, Series 2004-A2, Class A2
USD	10,400,000	5.399% due 10/15/2009 (1)	10,409,195
		Caterpillar Financial Asset Trust, Series 2006-A, Class A1
USD	4,677,683	5.455% due 06/25/2007	4,680,092
		Chase Credit Card Master Trust, Series 2001-6, Class A
USD	2,700,000	5.499% due 03/16/2009 (1)	2,702,847
		Citibank Credit Card Issuance Trust, Series 2003-A4, Class A4
USD	2,900,000	5.484% due 03/20/2009 (1)	2,902,893
		Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4
USD	3,500,000	5.769% due 06/10/2046	3,536,638
		Discover Card Master Trust I, Series 2002-3, Class A
USD	7,000,000	5.479% due 11/17/2009 (1)	7,010,851
		Discover Card Master Trust I, Series 2003-1, Class A3
USD	2,000,000	5.509% due 04/16/2010 (1)	2,004,535
		GE Equipment Small Ticket LLC, Series 2005-1A, Class A2
USD	2,844,725	4.280% due 10/22/2007	2,837,549
		Harley-Davidson Motorcycle Trust, Series 2003-2, Class A2
USD	3,655,415	2.070% due 02/15/2011	3,547,885
		JP Morgan Chase Commercial Mortgage Securities Corp, Series 2002-CIB4 Class A3
USD	1,440,000	6.162% due 05/12/2034	1,480,322
		JP Morgan Chase Commercial Mortgage Securities Corp, Series 2006-CB14, Class A4
USD	3,300,000	5.481% due 12/12/2044	3,244,236
		LB-UBS Commercial Mortgage Trust, Series 2001-C3, Class A2
USD	3,400,000	6.365% due 12/15/2028	3,524,220
		MBNA Credit Card Master Note Trust, Series 2002-A10, Class A10
USD	2,000,000	5.509% due 02/16/2010 (1)	2,004,330
		Merrill Lynch Mortgage Trust, Series 2006-C1, Class A2
USD	3,400,000	5.616% due 05/12/2039	3,420,457
		Morgan Stanley Capital I, Series 2006-T23, Class A4
USD	2,200,000	5.983% due 08/12/2041	2,230,851

4

		Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4
USD	3,350,000	6.390% due 10/15/2035	$3,468,951
		Morgan Stanley Dean Witter Capital I, Series 2002-TOP7, Class A2
USD	5,000,000	5.980% due 01/15/2039	5,096,196
		Nissan Auto Receivables Owner Trust, Series 2006-A, Class A-1
USD	670,073	4.663% due 02/15/2007 (1)	669,955
		Russian Auto Loans Finance, Series 1, Class A1
USD	842,324	7.095% due 08/10/2010 (1)	842,324
		Small Business Administration, Series 2005-P10B, Class 1
USD	2,625,222	4.940% due 08/10/2015	2,560,915
		Small Business Administration, Series 2006-P10A, Class 1
USD	4,296,562	5.408% due 02/10/2016	4,236,704
		USAA Auto Owner Trust, Series 2006-1, Class A1
USD	905,506	4.755% due 03/15/2007	905,730
		Total Asset Backed Securities (Cost $77,399,712)	77,281,397
FOREIGN GOVERNMENT BONDS—18.9%
		United Kingdom—5.1%
		United Kingdom Gilt
GBP	10,320,000	4.750% due 09/07/2015	19,460,115
		Canada—3.1%
		Canada Mortgage and Housing
USD	4,300,000	4.800% due 10/01/2010	4,238,613
		Canadian Government
CAD	8,350,000	4.500% due 06/01/2015	7,486,373
			11,724,986
		Mexico—3.1%
		Mexican Bonos
MXN	115,000,000	10.000% due 12/05/2024	11,720,444
		Hungary—2.1%
		Hungary Government Bond
HUF	1,600,000,000	8.000% due 02/12/2015	7,784,225
		Australia—2.0%
		New South Wales Treasury
AUD	9,700,000	8.000% due 03/01/2008	7,637,142
		Israel—1.5%
		Israel Trust
USD	5,961,000	0.000% due 11/15/2006	5,874,750
		Iceland—1.0%
		Iceland Rikisbref
ISK	280,000,000	9.500% due 06/13/2008	3,690,896

5

		Turkey—0.7%
		Turkey Trust
USD	3,000,000	0.000% due 11/15/2007	$2,807,835
		France—0.3%
		CCCE - Principal Certificate
USD	1,400,000	0.000% due 05/01/2009	1,208,584
		Total Foreign Government Bonds (Cost $70,874,876)	71,908,977
REPURCHASE AGREEMENT—3.6%
		United States—3.6%
USD	13,770,927	Investors Bank & Trust Company Repurchase Agreement, dated 07/31/2006, due 08/01/2006, with a maturity value of $13,772,304 and an effective yield of 3.60%, collaterallized by U.S. Government and Agency Obligations, with rates ranging from 4.500%-4.750%, maturities from 08/20/2024-08/20/2032, and an aggregate market value of $14,459,473. (Cost $13,770,927)	$13,770,927
		TOTAL INVESTMENTS—117.0% (Cost $442,974,716)	443,973,704
		OTHER ASSETS AND LIABILITIES (NET)—(17.0%)	(64,388,860)
		TOTAL NET ASSETS—100.0%	$379,584,844

Portfolio Footnotes:
	(1)	Variable rate security.
*

TBA - To Be Announced: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.

	+	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
Aggregate cost for federal income tax purposes was $443,385,575.
Glossary of Currencies
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
GBP	—	British Pound Sterling
HUF	—	Hungarian Forint
ISK	—	Icelandic Krona
MXN	—	Mexican Nuevo Peso
NZD	—	New Zealand Dollar
USD	—	United States Dollar

6

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER TOTAL RETURN BOND FUND
SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS
July 31, 2006 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
10/24/2006	AUD	26,784,451	20,494,175	19,816,383	$677,792
09/15/2006	CAD	16,100,000	14,264,846	14,491,029	(226,183)
08/03/2006	CHF	20,000,000	16,242,336	16,520,954	(278,618)
09/26/2006	EUR	13,510,000	17,301,926	17,159,776	142,150
09/15/2006	JPY	1,671,396,004	14,695,623	14,732,848	(37,225)
10/10/2006	KRW	6,800,000,000	7,129,148	7,212,367	(83,219)
08/07/2006	MYR	27,000,000	7,384,036	7,388,155	(4,119)
08/02/2006	PLN	29,000,000	9,393,473	9,447,793	(54,320)
09/19/2006	PLN	24,200,000	7,852,585	7,524,174	328,411
09/07/2006	SEK	24,000,000	3,334,234	3,385,813	(51,579)
10/05/2006	SGD	11,400,000	7,254,320	7,235,111	19,209
09/28/2006	ZAR	53,000,000	7,609,933	7,587,688	22,245
Net unrealized appreciation on forward foreign exchange contracts to buy					$454,544

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
10/24/2006	AUD	17,222,948	13,178,172	12,860,000	$(318,172)
09/15/2006	CAD	8,300,000	7,353,927	7,408,359	54,432
08/03/2006	CHF	20,000,000	16,242,336	16,250,903	8,567
09/26/2006	EUR	5,420,000	6,941,261	6,934,727	(6,534)
08/08/2006	GBP	5,214,000	9,736,041	9,622,437	(113,604)
09/15/2006	JPY	692,108,660	6,085,313	6,100,000	14,687
10/10/2006	KRW	6,800,000,000	7,129,148	7,110,368	(18,780)
09/15/2006	NZD	14,200,000	8,733,805	8,780,144	46,339
08/02/2006	PLN	29,000,000	9,393,473	9,589,313	195,840
Net unrealized depreciation on forward foreign exchange contracts to sell					$(137,225)

Glossary of Currencies

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound Sterling
JPY	—	Japanese Yen
KRW	—	Republic of Korea Won
MYR	—	Malaysian Ringgit
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

1

Julius Baer Funds
Julius Baer Total Return Bond Fund
PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)
July 31, 2006
(Percentage of Net Assets)

At July 31, 2006, sector diversification of the Fund’s investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)
INDUSTRY SECTOR
U.S. Government and Agency Obligations	52.0%	$197,212,018
Corporate Bonds	22.1	83,800,385
Asset Backed Securities	20.4	77,281,397
Foreign Government Bonds	18.9	71,908,977
Cash & Cash Equivalents	3.6	13,770,927
Total Investments	117.0	443,973,704
Other Assets and Liabilities (Net)	(17.0)	(64,388,860)
Net Assets	100.0%	$379,584,844

See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER GLOBAL HIGH YIELD BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (Unaudited)
(Percentage of Net Assets)

			Market
	Face		Value
Currency	Value		(Note 1)
CORPORATE BONDS—79.4%
		United States—59.4%
		Activant Solutions
USD	500,000	9.500% due 05/01/2016 +	$475,000
		Airgas Inc
USD	820,000	6.250% due 07/15/2014	767,722
		Alliance Imaging
USD	530,000	7.250% due 12/15/2012	484,950
		Alliant Techsystems
USD	810,000	6.750% due 04/01/2016	787,725
		Alpha Natural Resources
USD	560,000	10.000% due 06/01/2012	597,800
		American Airlines Series 1999-1, Class B
USD	500,000	7.324% due 10/15/2009	490,145
		Autonation Inc
USD	390,000	7.000% due 04/15/2014 +	388,050
		Buckeye Technologies
USD	515,000	8.000% due 10/15/2010	493,112
		Callon Petroleum
USD	580,000	9.750% due 12/08/2010	600,300
		Calpine Generating
USD	780,000	10.773% due 04/01/2010 (2)(1)	815,100
		Case New Holland
USD	460,000	6.000% due 06/01/2009	453,100
		Choctaw Resort Development Enterprise
USD	575,000	7.250% due 11/15/2019 +	562,062
		Church & Dwight
USD	590,000	6.000% due 12/15/2012	553,862
		CMS Energy
USD	1,050,000	8.500% due 04/15/2011	1,110,375
		Cooper-Standard Automotive
USD	495,000	8.375% due 12/15/2014	373,725
		Crown Cork & Seal
USD	950,000	7.500% due 12/15/2096	752,875

1

		Delphi Corp
USD	600,000	7.125% due 05/01/2029 (2)	$465,000
		Delta Air Lines Series 2001-1, Class A2
USD	550,000	7.111% due 09/18/2011	550,344
		Dex Media
USD	300,000	8.000% due 11/15/2013	301,500
		Dex Media West
USD	338,000	9.875% due 08/15/2013	365,885
		Dresser-Rand Group
USD	671,000	7.375% due 11/01/2014	644,160
		Edison Mission Energy
USD	620,000	7.500% due 06/15/2013 +	615,350
		El Paso Performance-Linked
USD	380,000	7.750% due 07/15/2011 +	384,275
		Ethyl Corp
USD	750,000	8.875% due 05/01/2010	769,687
		Eurus Ltd
USD	145,000	11.750% due 04/08/2009 (1)+	145,109
		Festival Fun Parks
USD	445,000	10.875% due 04/15/2014 +	443,888
		Fisher Scientific International
USD	400,000	6.750% due 08/15/2014	399,500
		Ford Motor
USD	1,000,000	7.125% due 11/15/2025	720,000
		Foundation PA Coal
USD	980,000	7.250% due 08/01/2014	955,500
		Hertz Corp
USD	425,000	10.500% due 01/01/2016 +	464,313
		Hexcel Corp
USD	800,000	6.750% due 02/01/2015	770,000
		IASIS Healthcare Capital
USD	645,000	8.750% due 06/15/2014	622,425
		Intcomex Inc
USD	485,000	11.750% due 01/15/2011 +	485,000
		JBS SA
USD	400,000	10.500% due 08/04/2016 +	404,250
		KI Holdings Multicoupon
USD	1,025,000	0.000% due 11/15/2014 (1)	755,938
		Level 3 Financing
USD	660,000	10.750% due 10/15/2011	694,650
		Mohegan Tribal Gaming Authority
USD	855,000	6.125% due 02/15/2013	816,525

2

		MSW Energy Holdings
USD	400,000	7.375% due 09/01/2010	$402,000
USD	300,000	8.500% due 09/01/2010	307,500
			709,500
		Neff Rental/Neff Finance
USD	500,000	11.250% due 06/15/2012 +	542,500
		NRG Energy
USD	655,000	7.375% due 02/01/2016	641,900
		OM Group
USD	795,000	9.250% due 12/15/2011	826,800
		Pinnacle Foods Holding
USD	700,000	8.250% due 12/01/2013	689,500
		Qwest Communications International
USD	250,000	7.500% due 02/15/2014	246,250
		Qwest Corp
USD	500,000	7.875% due 09/01/2011	520,000
		Range Resources
USD	545,000	6.375% due 03/15/2015	519,113
		RH Donnelley
USD	500,000	6.875% due 01/15/2013	456,250
		Rural/Metro Holding Step Note
USD	750,000	0.000% due 03/15/2016	543,750
		Serena Software
USD	335,000	10.375% due 03/15/2016 +	335,838
		SGS International
USD	200,000	12.000% due 12/15/2013	203,000
		Southern Natural Gas
USD	760,000	8.000% due 03/01/2032	799,556
		Stanadyne Corp
USD	600,000	10.000% due 08/15/2014	579,000
		Station Casinos
USD	870,000	6.875% due 03/01/2016	804,750
		Sungard Data Systems
USD	500,000	10.250% due 08/15/2015	509,375
		Terex Corp
USD	840,000	7.375% due 01/15/2014	837,900
		UGS Corp
USD	965,000	10.000% due 06/01/2012	1,043,406
		Verso Paper Holdings
USD	670,000	9.125% due 08/01/2014 +	673,350
		WCA Waste
USD	500,000	9.250% due 06/15/2014 +	511,250

3

		Wesco Distribution
USD	500,000	7.500% due 10/15/2017	$498,750
		Williams Cos
USD	700,000	7.750% due 06/15/2031	691,250
		Witco Corp
USD	633,000	6.875% due 02/01/2026	572,865
		Wynn Las Vegas
USD	500,000	6.625% due 12/01/2014	473,750
			35,708,805
		Canada—4.7%
		Gerdau Ameristeel
USD	500,000	10.375% due 07/15/2011	542,500
		Rogers Wireless
CAD	670,000	7.625% due 12/15/2011	631,593
		Shaw Communications
CAD	1,000,000	7.500% due 11/20/2013	936,740
		Utilicorp Canada Finance
USD	670,000	7.750% due 06/15/2011	700,150
			2,810,983
		Brazil—2.6%
		CSN Islands VIII Multi-coupon
USD	350,000	10.500% due 01/15/2015	397,250
		Petrobras International Finance
USD	1,000,000	8.375% due 12/10/2018	1,133,750
			1,531,000
		Russia—2.5%
		ALROSA Finance
USD	350,000	8.875% due 11/17/2014	391,790
		Norilsk Nickel Finance Luxemburg
USD	560,000	7.125% due 09/30/2009	565,432
		TNK-BP Finance SA
USD	520,000	7.500% due 07/18/2016 +	526,730
			1,483,952
		United Kingdom—2.0%
		Ineos Group Holdings
EUR	280,000	7.875% due 02/15/2016 +	334,989
		Ono Finance
EUR	635,000	10.500% due 05/15/2014	852,899
			1,187,888
		Germany—1.8%
		Grohe Holding
EUR	360,000	8.625% due 10/01/2014	444,483

4

		Tele Columbus
EUR	500,000	9.375% due 04/15/2012 +	$662,003
			1,106,486
		Belgium—1.2%
		Telenet Group Holding Step Note
USD	871,000	0.000% due 06/15/2014 (1)+	744,705
		Norway—1.0%
		Ocean RIG ASA
USD	600,000	9.481% due 04/04/2011 (1)	597,000
		Denmark—0.9%
		Nordic Telephone
EUR	400,000	8.250% due 05/01/2016 +	534,069
		France—0.9%
		Europcar Groupe SA
EUR	400,000	8.125% due 05/15/2014 +	532,155
		Italy—0.9%
		Teksid Aluminum Luxembourg
EUR	560,000	11.375% due 07/15/2011	528,837
		Kazakhstan—0.8%
		Kazkommerts International
USD	500,000	8.000% due 11/03/2015 +	500,000
		Ireland—0.7%
		JSG Funding PLC
EUR	350,000	7.750% due 04/01/2015	410,920
		Total Corporate Bonds (Cost $47,779,184)	47,676,800
FOREIGN GOVERNMENT BONDS—6.9%
		Brazil—1.5%
		Brazil Notasdo Tesouro Nacional Series F
BRL	2,250,000	10.000% due 01/01/2010	904,869
		Uruguay—1.3%
		Uruguay Government International Bond
UYU	15,000,000	10.500% due 10/20/2006	762,868
		Turkey—1.0%
		Turkey Government Bond
TRY	1,227,000	0.000% due 04/09/2008	602,445
		Vietnam—1.0%
		Socialist Republic of Vietnam
USD	580,000	6.875% due 01/15/2016 +	590,875
		Mexico—0.9%
		Mexican Bonos
MXN	5,897,700	9.000% due 12/24/2009	561,263

5

		Iceland—0.8%
		Iceland Rikisbref
ISK	37,000,000	9.500% due 06/13/2008	$487,726
		Bulgaria—0.4%
BGN	540,000	Bulgaria Registered Compensation Vouchers (3) *	221,990
		Total Foreign Government Bonds (Cost $3,863,313)	4,132,036
CONVERTIBLE DEBT—0.7%
		United States—0.7%
		Northwest Airlines Note Convertible
USD	630,000	6.625% due 05/15/2023 (2)	309,488
USD	270,000	7.625% due 11/15/2023 (2)	132,975
			442,463
		Total Convertible Debt (Cost $434,791)	442,463
INVESTMENT FUNDS—0.4%
		Canada—0.4%
		Osprey Media Income Fund
CAD	36,900	(Cost $227,417)	220,372
COMMON STOCKS—0.2%
		Canada—0.2%
CAD	5,000	Harvest Energy Trust (Cost $166,973)	149,038
OPTIONS—0.0%
		United States—0.0%
USD	100,000	U.S. 10 Year Treasury Note Futures, December 2006 Put, Expires 11/21/2006, Strike $103 due 11/21/2006 (Cost $80,088)	15,625
REPURCHASE AGREEMENT—1.4%
		United States—1.4%
USD	820,256	Investors Bank & Trust Repurchase Agreement, dated 07/31/2006, due 08/01/2006, with a maturity value of $820,338 and an effective yield of 3.60%, collateralized by U.S. Government Agency and Obligations, with a rate of 8.125%, maturity date of 02/25/2014, and an aggregate market value of $861,269(Cost $820,256)	820,256
COMMERCIAL PAPER—9.9%
		United States—8.3%
		McCormick & Co
USD	1,500,000	5.050% due 11/15/2006 +	1,477,696
		The Walt Disney
USD	1,500,000	5.110% due 08/04/2006	1,499,362
		United Parcel Service

6

USD	1,000,000	4.960% due 11/15/2006	$985,396
		Verizon Communications
USD	1,000,000	5.300% due 08/04/2006 +	999,558
			4,962,012
		Germany—1.6%
		BASF AG
USD	1,000,000	5.320% due 09/29/2006 +	991,281
		Total Commercial Paper (Cost $5,953,293)	5,953,293
		TOTAL INVESTMENTS—98.9% (Cost $59,325,315)	59,409,883
		OTHER ASSETS AND LIABILITIES (NET)—1.1%	658,189
		TOTAL NET ASSETS—100.0%	$60,068,072

Portfolio Footnotes:
	(1)	Variable rate security.
	(2)	Defaulted Security.
	(3)	Illiquid security
	*	Non-income producing security.
	+	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
Aggregate cost for federal income tax purposes was $59,335,050.
Glossary of Currencies
BGN	—	Bulgarian Lev
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
EUR	—	Euro
ISK	—	Icelandic Krona
MXN	—	Mexican Nuevo Peso
TRY	—	Turkish Lira
USD	—	United States Dollar
UYU	—	Uruguayuan Peso

7

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER GLOBAL HIGH YIELD BOND FUND
SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS
July 31, 2006 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
09/12/2006	EUR	3,544,733	4,535,646	4,513,572	$22,074
07/30/2007	IDR	5,691,000,000	598,023	600,000	(1,977)
09/12/2006	JPY	125,000,000	1,098,594	1,086,456	12,138
Net unrealized appreciation on forward foreign exchange contracts to buy					$32,235

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
09/12/2006	CAD	245,000	217,053	218,273	$1,220
09/12/2006	EUR	6,027,743	7,712,769	7,619,115	(93,654)
Net unrealized depreciation on forward foreign exchange contracts to sell					$(92,434)

Glossary of Currencies

CAD	—	Canadian Dollar
EUR	—	Euro
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen

1

Julius Baer Funds
Julius Baer Global High Yield Bond Fund
PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)
July 31, 2006
(Percentage of Net Assets)

At July 31, 2006, sector diversification of the Fund’s investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)
INDUSTRY SECTOR
Corporate Bonds	78.4%	$47,079,800
Commercial Paper	9.9	5,953,293
Foreign Government Bonds	7.9	4,729,036
Convertible Debt	0.7	442,463
Investment Funds	0.4	220,372
Common Stocks	0.2	149,038
Options	0.0	15,625
Cash & Cash Equivalents	1.4	820,256	*
Total Investments	98.9	59,409,883
Other Assets and Liabilities (Net)	1.1	658,189	*
Net Assets	100.0%	$60,068,072

*                    Cash and Cash Equivalents and Other Assets and Liabilities (Net) includes $7,769 in market value for swaps, which is 0.01% of net assets.

See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER U.S. MICROCAP FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (Unaudited)
(Percentage of Net Assets)

		Market
Share		Value
Amount	Description	(Note 1)
COMMON STOCKS—95.0%
	Health Care Equipment & Services—14.1%
7,450	Cholestech Corp *	$80,013
4,940	Cutera Inc *	108,976
4,870	Gentiva Health Services *	78,358
2,170	ICU Medical *	90,663
4,640	Intralase Corp *	80,458
2,020	Matria Healthcare *	49,833
3,100	Providence Service *	76,167
2,420	SonoSite Inc *	78,118
3,000	Viasys Healthcare *	77,280
		719,866
	Banks—13.0%
2,450	Bank of the Ozarks	78,743
3,990	Fidelity Bankshares	153,615
2,750	Seacoast Banking Corp. of Florida	82,170
7,820	Southern Community Financial	75,541
3,400	Sussex Bancorp	50,150
2,370	TIB Financial	75,793
2,790	Vineyard National Bancorp	77,785
3,070	Virginia Commerce Bancorp *	71,991
		665,788
	Technology Hardware & Equipment—9.7%
15,850	CalAmp Corp *	99,697
11,390	Ixia *	105,585
4,670	Measurement Specialties *	101,152
9,970	Methode Electronics	79,760
2,510	Novatel Inc *	107,704
		493,898
	Energy—8.1%
4,460	Bronco Drilling *	91,742
3,650	Carrizo Oil & Gas *	108,076
7,280	Input/Output Inc *	71,562
3,480	James River Coal *	75,655
11,240	Newpark Resources *	68,901
		415,936
	Semiconductors & Semiconductor Equipment—7.7%
3,230	ATMI Inc *	85,821
7,750	Photronics Inc *	108,268

1

4,220	Standard Microsystems *	$112,168
5,740	Ultratech Inc *	86,904
		393,161
	Capital Goods—7.5%
4,310	Badger Meter	93,786
6,450	Essex Corp *	99,072
3,090	Heico Corp	95,326
2,030	Triumph Group	97,420
		385,604
	Consumer Durables & Apparel—7.3%
9,790	K2 Inc *	102,991
4,330	K-Swiss Inc - Class A	121,110
4,440	Movado Group	100,033
3,260	WCI Communities *	51,215
		375,349
	Software & Services—6.4%
13,500	24/7 Real Media *	107,055
1,160	Cass Information Systems	58,012
3,090	Heartland Payment Systems	80,495
8,260	Jupitermedia Corp *	82,683
		328,245
	Consumer Services—4.2%
1,950	Buffalo Wild Wings *	62,848
2,310	PF Chang’s China Bistro *	69,831
2,080	Red Robin Gourmet Burgers *	80,808
		213,487
	Transportation—3.4%
3,340	Genesee & Wyoming - Class A *	87,875
3,400	Macquarie Infrastructure Co Trust	87,210
		175,085
	Real Estate—2.4%
7,830	Education Realty Trust	122,383
	Materials—2.1%
3,970	Ryerson Inc	107,389
	Food, Beverage & Tobacco—1.8%
2,260	Green Mountain Coffee Roasters *	89,925
	Household & Personal Products—1.8%
2,740	WD-40 Co	89,351
	Insurance—1.5%
7,650	CRM Holdings *	78,030
	Commercial Services and Supplies—1.4%
4,430	Schawk Inc	73,361
	Diversified Financials—1.4%
4,780	Thomas Weisel Partners Group *	71,891

2

	Food & Staples Retailing—1.2%
3,430	Wild Oats Markets *	$61,363
	TOTAL COMMON STOCKS (Cost $4,742,937)	4,860,112

			Market
Face			Value
Value	Currency	Description	(Note 1)
REPURCHASE AGREEMENT—5.0%
		Cash & Cash Equivalents—5.0%
258,160	USD	Investors Bank & Trust Company Repurchase Agreement, dated 07/31/2006, due 08/01/2006, with a maturity value of $258,186 and an effective yield of 3.60%, collaterallized by a U.S. Government Agency Obligation, with a rate of 4.686%, a maturity of 09/01/2035, and an aggregate market value of $271,069. (Cost $258,160)	$258,160
		TOTAL INVESTMENTS—100.0% (Cost $5,001,097)	5,118,272
		Other Assets and Liabilities (NET)—(0.0%)	(1,574)
		TOTAL NET ASSETS—100.0%	$5,116,698

Notes to the Portfolio of Investments:

*	Non-income producing security.
Aggregate cost for federal income tax purposes was $5,001,097.

Glossary of Currencies

USD	— United States Dollar

3

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER U.S. MICROCAP FUND
PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)
July 31, 2006
(Percentage of Net Assets)

At July 31, 2006, sector diversification of the Fund’s investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)
INDUSTRY SECTOR
Financials	21.0%	$1,076,599
Industrials	19.5	997,601
Consumer Discretionary	15.9	814,570
Healthcare	14.1	719,866
Information Technology	10.9	559,074
Energy	7.0	358,071
Materials	3.6	183,044
Consumer Staples	3.0	151,288
Cash & Cash Equivalents	5.0	258,160
Net Assets	100.0	5,118,272
Other Assets and Liabilities (Net)	0.0	(1,574)
Net Assets	100.0%	$5,116,698

4

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER U.S. SMALLCAP FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (Unaudited)
(Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—99.4%
	Banks—13.8%
3,780	Boston Private Financial Holdings	$94,991
4,350	Fidelity Bankshares	167,475
2,590	PrivateBancorp Inc	121,756
3,380	Signature Bank *	108,599
6,210	UCBH Holdings	103,583
2,250	Wintrust Financial	108,022
		704,426
	Health Care Equipment & Services—11.2%
4,160	Angiodynamics Inc *	95,680
2,470	Arthrocare Corp *	108,779
1,450	Healthways Inc *	77,894
1,140	Hologic Inc *	51,197
2,330	MWI Veterinary Supply *	87,305
1,660	Palomar Medical Technologies *	63,229
2,730	Psychiatric Solutions *	85,968
		570,052
	Capital Goods—8.4%
2,580	Baldor Electric	76,368
2,700	Gardner Denver *	93,555
5,020	Hexcel Corp *	72,137
2,080	Toro Co	86,133
3,390	Watts Water Technologies - Class A	98,751
		426,944
	Energy—8.2%
2,210	Alon USA Energy	84,709
4,630	Alpha Natural Resources *	74,867
3,190	Carrizo Oil & Gas *	94,456
1,280	Universal Compression Holdings *	81,536
5,660	Warren Resources *	80,995
		416,563
	Software & Services—8.1%
2,320	Factset Research Systems	101,848
3,520	Hyperion Solutions *	109,683
3,340	Kronos Inc *	96,893
4,520	THQ Inc *	102,559
		410,983

1

	Semiconductors & Semiconductor Equipment—8.0%
11,720	Micrel Inc *	$125,170
8,090	Photronics Inc *	113,017
8,460	RF Micro Devices *	52,114
9,090	Semtech Corp *	117,261
		407,562
	Real Estate—7.5%
2,530	CBL & Associates Properties	99,075
1,700	Maguire Properties	63,597
1,730	Sovran Self Storage	89,389
8,590	Windrose Medical Properties Trust	127,561
		379,622
	Technology Hardware & Equipment—6.4%
3,510	Benchmark Electronics *	85,398
2,430	Global Imaging Systems *	102,740
1,620	Itron Inc *	75,395
3,880	Plantronics Inc	60,373
		323,906
	Consumer Services—5.2%
1,710	Chipotle Mexican Grill - Class A *	89,775
1,990	Orient-Express Hotels	72,535
4,460	The Cheesecake Factory *	101,911
		264,221
	Diversified Financials—4.3%
4,260	Calamos Asset Management - Class A	115,063
2,540	International Securities Exchange	103,353
		218,416
	Consumer Durables & Apparel—4.0%
3,510	Jarden Corp *	101,755
2,920	Phillips-Van Heusen	103,748
		205,503
	Media—3.5%
2,700	Catalina Marketing	78,489
2,610	Morningstar Inc *	98,841
		177,330
	Materials—3.1%
2,060	Cleveland-Cliffs Inc	74,469
1,790	RTI International Metals *	82,483
		156,952
	Food & Staples Retailing—1.9%
3,270	United Natural Foods *	98,558
	Commercial Services and Supplies—1.7%
2,540	Brady Corp - Class A	85,750
	Pharmaceuticals, Biotechnology & Life Sciences—1.5%
1,660	Ventana Medical Systems *	77,373

2

	Retailing—1.5%
1,760	Guess? Inc *	$74,976
	Food, Beverage & Tobacco—1.1%
1,710	Corn Products International	56,875
	TOTAL COMMON STOCKS (Cost $4,970,097)	5,056,012

Face Value	Currency	Description	Market Value (Note 1)
REPURCHASE AGREEMENT—0.6%
		Cash & Cash Equivalents—0.6%
31,021	USD	Investors Bank & Trust Repurchase Agreement, dated 07/31/2006, due 08/01/2006, with a maturity value of $31,024, and an effective yield of 3.60%, collateralized U.S. Government Agency and Obligations, with a rate of 8.30%, a maturity date of 07/25/2028, and an aggregate market value of $32,572 (Cost $31,021)	$31,021
		TOTAL INVESTMENTS—100.0% (Cost $5,001,118)	5,087,033
		Other Assets and Liabilities (NET)—(0.0%)	(1,000)
		TOTAL NET ASSETS—100.0%	$5,086,033

Notes to the Portfolio of Investments:

REIT		Real Estate Investment Trust
	*	Non-income producing security.
Aggregate cost for federal income tax purposes was $5,001,118.

Glossary of Currencies

USD	— United States Dollar

3

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER U.S. SMALLCAP FUND
PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)
July 31, 2006
(Percentage of Net Assets)

At July 31, 2006, sector diversification of the Fund’s non-cash equivalents investments were as follows:

		Market
	% of Net Assets	Value (Note 1)
INDUSTRY SECTOR
Financials	27.6%	$1,401,305
Information Technology	22.7	1,152,807
Industrials	13.3	674,184
Healthcare	11.0	560,120
Consumer Discretionary	10.2	521,434
Materials	6.5	330,570
Energy	5.1	260,160
Consumer Staples	3.0	155,432
Cash & Cash Equivalents	0.6	31,021
Net Assets	100.0	5,087,033
Other Assets and Liabilities (Net)	0.0	(1,000)
Net Assets	100.0%	$5,086,033

See Notes to Financial Statements.

4

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER U.S. MIDCAP FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (Unaudited)
(Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—95.8%
	Diversified Financials—9.6%
4,560	E*Trade Financial *	$106,294
1,290	IntercontinentalExchange Inc *	76,884
1,050	Legg Mason	87,643
1,980	Moody’s Corp	108,662
2,190	Nuveen Investments - Class A	104,003
		483,486
	Health Care Equipment & Services—9.1%
1,460	CR Bard	103,616
1,370	Express Scripts *	105,531
2,100	Henry Schein *	99,561
750	Intuitive Surgical *	71,400
1,210	Laboratory Corp of America Holdings *	77,948
		458,056
	Energy—8.4%
2,340	Arch Coal	88,780
2,500	BJ Services	90,675
2,060	Helix Energy Solutions Group *	80,319
1,110	Noble Corp	79,642
1,470	Ultra Petroleum *	86,083
		425,499
	Technology Hardware & Equipment—8.1%
7,879	Juniper Networks *	105,973
3,550	National Instruments	98,513
3,080	NCR Corp *	98,991
3,470	Network Appliance *	103,024
		406,501
	Software & Services—7.7%
8,470	Activision Inc *	101,217
2,820	Fair Isaac	95,260
2,540	Iron Mountain *	104,140
3,420	Salesforce.com Inc *	87,894
		388,511
	Retailing—6.0%
4,350	Chico’s FAS *	98,528
2,700	Nordstrom Inc	92,610
7,510	Urban Outfitters *	109,571
		300,709

1

	Consumer Services—5.8%
1,450	Station Casinos	$79,547
4,920	The Cheesecake Factory *	112,422
2,500	Weight Watchers International	100,025
		291,994
	Capital Goods—5.7%
1,730	Oshkosh Truck	74,182
1,710	Rockwell Automation	105,986
2,370	Terex Corp *	106,271
		286,439
	Semiconductors & Semiconductor Equipment—4.8%
2,160	Broadcom Corp - Class A *	51,818
1,920	KLA-Tencor Corp	81,005
3,330	Linear Technology	107,726
		240,549
	Commercial Services and Supplies—4.4%
3,190	Cintas Corp	112,607
1,600	Stericycle Inc *	107,488
		220,095
	Consumer Durables & Apparel—4.2%
3,800	Coach Inc *	109,098
1,830	Polo Ralph Lauren	104,383
		213,481
	Banks—4.0%
4,000	Colonial BancGroup	101,600
7,840	Hudson City Bancorp	101,685
		203,285
	Pharmaceuticals & Biotechnology—3.1%
710	Allergan Inc	76,573
1,630	Celgene Corp *	78,061
		154,634
	Real Estate—2.1%
1,080	Boston Properties	106,056
	Materials—2.0%
5,830	Chemtura Corp	50,196
2,320	Commercial Metals	52,641
		102,837
	Utilities—2.0%
4,640	Aqua America	101,152
	Food & Staples Retailing—2.0%
1,750	Whole Foods Market	100,642
	Household & Personal Products—1.8%
1,860	Alberto-Culver Co	90,656
	Food, Beverage & Tobacco—1.8%
4,130	Coca-Cola Enterprises	88,630

2

	Media—1.7%
1,860	Getty Images *	$86,769
	Telecommunication Services—1.5%
1,420	NII Holdings - Class B *	74,948
	TOTAL COMMON STOCKS (Cost $4,787,692)	4,824,929

Face Value	Currency	Description	Market Value (Note 1)
REPURCHASE AGREEMENT—4.7%
		Cash & Cash Equivalents—4.7%
235,337	USD	Investors Bank & Trust Company Repurchase Agreement, dated 07/31/2006, due 08/01/2006, with a maturity value of $235,360 and an effective yield of 3.60%, collaterallized by a U.S. Government Agency Obligation, with a rate of 6.735%, a maturity of 05/25/2034, and an aggregate market value of $247,103. (Cost $235,337)	$235,337
		TOTAL INVESTMENTS—100.5% (Cost $5,023,029)	5,060,266
		Other Assets and Liabilities (NET)—(0.5%)	(22,982)
		TOTAL NET ASSETS—100.0%	$5,037,284

Notes to the Portfolio of Investments:
	*	Non-income producing security.
Aggregate cost for federal income tax purposes was $5,023,029.
Glossary of Currencies
USD		— United States Dollar

3

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER U.S. MIDCAP FUND
PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)
July 31, 2006
(Percentage of Net Assets)

At July 31, 2006, sector diversification of the Fund’s non-cash equivalents investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)
INDUSTRY SECTOR
Consumer Discretionary	21.5%	$1,079,742
Financials	17.8	896,967
Information Technology	14.9	751,902
Healthcare	10.6	536,117
Industrials	9.3	468,347
Energy	6.7	336,720
Consumer Staples	5.6	279,929
Utilities	4.1	208,640
Materials	3.8	191,617
Telecommunications	1.5	74,948
Cash & Cash Equivalents	4.7	235,337
Net Assets	100.5	5,060,266
Other Assets and Liabilities (Net)	(0.5)	(22,982)
Net Assets	100.0%	$5,037,284

See Notes to Financial Statements.

4

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER U.S. MULTICAP FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (Unaudited)
(Percentage of Net Assets)

		Market
Share		Value
Amount	Description	(Note 1)
COMMON STOCKS—97.2%
	Diversified Financials—13.8%
1,990	Bank of America	$102,545
2,130	Citigroup Inc	102,900
4,560	E*Trade Financial *	106,294
1,050	Legg Mason	87,644
1,730	Moody’s Corp	94,942
1,480	Morgan Stanley +	98,420
2,190	Nuveen Investments - Class A	104,003
		696,748
	Capital Goods—10.0%
950	Boeing Co	73,549
4,350	General Electric	142,201
1,160	Lockheed Martin	92,429
1,520	Rockwell Automation	94,210
1,670	United Technologies	103,857
		506,246
	Energy—9.6%
2,340	Arch Coal	88,780
2,500	BJ Services	90,675
2,860	Carrizo Oil & Gas *	84,685
1,960	Exxon Mobil	132,770
1,470	Ultra Petroleum *	86,083
		482,993
	Health Care Equipment & Services—9.4%
2,560	Aetna Inc	80,614
1,460	CR Bard	103,616
2,100	Henry Schein *	99,561
1,410	Laboratory Corp of America Holdings *	90,832
1,670	Medco Health Solutions *	99,081
		473,704
	Technology Hardware & Equipment—7.1%
1,650	Apple Computer *	112,134
2,870	Hewlett-Packard Co	91,582
5,881	Juniper Networks *	79,099
2,600	Network Appliance *	77,194
		360,009

1

	Semiconductors & Semiconductor Equipment—6.0%
2,160	Broadcom Corp - Class A *	$51,818
5,100	Intel Corp	91,800
1,920	KLA-Tencor Corp	81,005
2,500	Linear Technology	80,875
		305,498
	Insurance—5.6%
3,350	Conseco Inc *	76,380
2,970	Genworth Financial - Class A	101,871
2,010	RenaissanceRe Holdings	104,138
		282,389
	Software & Services—5.2%
6,360	Activision Inc *	76,002
260	Google Inc - Class A *	100,516
4,900	Symantec Corp *	85,113
		261,631
	Pharmaceuticals & Biotechnology—4.1%
1,630	Celgene Corp *	78,061
960	Genentech Inc *	77,587
810	Johnson & Johnson	50,666
		206,314
	Consumer Services—4.0%
4,370	The Cheesecake Factory *	99,855
2,500	Weight Watchers International	100,025
		199,880
	Banks—3.7%
3,500	Colonial BancGroup	88,900
1,860	Wachovia Corp	99,752
		188,652
	Food, Beverage & Tobacco—2.5%
1,990	Pepsico Inc	126,126
	Household & Personal Products—2.2%
2,010	Procter & Gamble	112,962
	Consumer Durables & Apparel—2.2%
3,800	Coach Inc *	109,098
	Utilities—2.0%
4,640	Aqua America	101,152
	Food & Staples Retailing—2.0%
1,750	Whole Foods Market	100,643
	Media—1.8%
1,000	Omnicom Group	88,510
	Retailing—1.7%
6,020	Urban Outfitters *	87,832
	Transportation—1.5%
1,110	United Parcel Service - Class B	76,490

2

	Commercial Services and Supplies—1.5%
2,130	Cintas Corp	$75,189
	Telecommunication Services—1.3%
1,240	NII Holdings - Class B *	65,446
	TOTAL COMMON STOCKS (Cost $4,858,359)	4,907,512

			Market
Face			Value
Value	Currency	Description	(Note 1)
REPURCHASE AGREEMENT—2.8%
		Cash & Cash Equivalents—2.8%
142,754	USD	Investors Bank & Trust Company Repurchase Agreement, dated 07/31/2006, due 08/01/2006, with a maturity value of $142,769 and an effective yield of 3.60%, collaterallized by a U.S. Government Agency Obligation, with a rate of 8.375%, a maturity of 06/25/2024, and an aggregate market value of $149,892. (Cost $142,754)	$142,754
		TOTAL INVESTMENTS—100.0% (Cost $5,001,113)	5,050,266
		Other Assets and Liabilities (NET)—(0.0%)	(1,093)
		TOTAL NET ASSETS—100.0%	$5,049,173

Notes to the Portfolio of Investments:

*	Non-income producing security.
+	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
Aggregate cost for federal income tax purposes was $5,001,113.

Glossary of Currencies

USD	— United States Dollar

3

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER U.S. MULTICAP FUND
PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)
July 31, 2006
(Percentage of Net Assets)

At July 31, 2006, sector diversification of the Fund’s non-cash equivalents investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)
INDUSTRY SECTOR
Financials	24.7%	$1,248,403
Information Technology	16.8	846,134
Industrials	14.1	714,407
Consumer Discretionary	11.1	560,508
Healthcare	10.9	548,738
Energy	7.8	394,213
Consumer Staples	6.7	339,731
Utilities	2.0	101,152
Materials	1.8	88,780
Telecommunications	1.3	65,447
Cash & Cash Equivalents	2.8	142,754
Net Assets	100.0	5,050,266
Other Assets and Liabilities (Net)	0.0	(1,093)
Net Assets	100.0%	$5,049,173

See Notes to Financial Statements.

4

JULIUS BAER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies

a)   Portfolio valuation:   Each Fund’s investments are valued at market. Equity securities, which are traded primarily on a U.S. or foreign stock exchange are valued at the last sale price on that exchange or, if there were no sales during the day, at the mean of the current quoted bid and asked prices. Portfolio securities which are traded primarily on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant event subsequent to that time is likely to have changed such value, including substantial changes in the values of U.S. markets subsequent to the close of a foreign market. In these circumstances, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Global Equity Fund’s Board of Directors, the Trust’s Board of Trustees (each “Board” and collectively, the “Boards”) or their respective delegates. Debt securities (other than government securities and short-term obligations) are valued by independent pricing services approved by the respective Board. Investments in government securities (other than short-term securities) are valued at the mean of the quoted bid and asked prices in the over-the-counter market. Short-term investments that mature in 60 days or less are valued at amortized cost. Any securities for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotations, are valued in accordance with fair value pricing approved by the respective Board.

The Boards have identified certain circumstances in which the use of fair value pricing method is necessary. In such circumstances, the Boards have also approved an independent fair value service for foreign equities, which may provide the fair value price. For options and warrants, a fair value price may be determined using an industry accepted modeling tool. In addition, the Funds’ Pricing Committees may determine the fair value price based upon factors that include the type of the security, the initial cost of the security and price quotations from dealers and/or pricing services in similar securities or in similar markets.

b)   Repurchase agreements:   The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation in return for the use of the Fund’s available cash, subject to an obligation of the seller to repurchase and the Fund to resell the obligation, at an agreed-upon price and time. Thus, the yield during the Fund’s holding period is determinable. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund’s holding period. The value of the collateral at all times is equal to at least 100% of the total amount of the repurchase obligations, including accrued interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Funds’ investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with whom the Funds enter into repurchase agreements to evaluate potential risks.

c)   Foreign currency:   The books and records of the Funds are maintained in U.S. dollars. Foreign currencies and investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period, purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains or losses on investments which result from changes in foreign currencies have been included in the net unrealized appreciation (depreciation) of investments. Net realized currency gains and losses include foreign currency gains and losses between trade date and settlement date on investment securities transactions, gains and losses from foreign currency transactions and the gains and losses from differences between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase trade date and sale trade date is included in realized gains and losses on security transactions.

d)   Forward foreign currency contracts:   Forward foreign currency contracts are valued at the forward rate and are marked-to-market at each valuation date. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

As part of its investment strategy, a Fund may enter into forward foreign currency contracts to manage the Fund’s portfolio holdings against currency risks. A Fund may also utilize forward foreign currency contracts to reduce or eliminate an underweighted position in a currency relative to its benchmark when purchasing underlying equities denominated in that currency is not advisable by the advisor. With respect to a Fund’s obligations to purchase or sell currencies under forward foreign currency contracts, a Fund will either deposit with its custodian in a segregated account cash or other liquid securities having a value at least equal to its obligations, or continue to own or have the right to sell or acquire respectively, the currency subject to the forward foreign currency contract.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

e)   Financial Futures Contracts:   In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Funds and the prices of future contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds agree to receive from or pay to the broker an amount of cash equal to the daily flucation in the value of the contract. Such receipts or payments are know as “variation margin” and are recorded by a fund as unrealized gains or losses. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. (see Note 11 for outstanding futures contracts at July 31, 2006)

f)   Options:   The Funds may write options to generate current income to manage investment risk. Each Fund may write put and call options on up to 25% of the net asset value of the securities in its portfolio and will realize fees (referred to as “premiums”) for granting the rights evidenced by the options. When a Fund writes a call option or a put option, an amount equal to the premium received by that Fund is recorded as a liability, the value of which is marked-to-market at each valuation date. When a written option expires, that Fund realizes a gain equal to the amount of the premium originally received. When a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which that Fund purchased upon exercise. The Funds will write only covered options.

The Funds may purchase put and call options that are traded on foreign as well as U.S. exchanges and in the over-the-counter market. Each Fund may utilize up to 2% of its assets to purchase both put and call options on portfolio securities. Purchases of put and call options are recorded as an investment, the value of which is marked-to-market at each valuation date. When a purchased option expires, no proceeds will be expected and a Fund will realize a loss. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

The International Equity Fund, the International Equity Fund II, the Global High Yield Bond Fund and the Global Equity Fund may purchase and sell call and put options on stock indices. A Fund’s possible loss, in either case will be limited to the premium paid for the option, plus related transaction costs. In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.”

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. In addition, a Fund could be exposed to risks if the counterparties to the transaction are unable to meet the terms of the contracts.

g)   Swaps:   The Funds may enter into interest rate, currency, index, total return and credit default swaps. The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. Interest rate swaps involve the exchange with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A total return swap is an agreement to exchange the return on a stock, bond or index for a fixed or variable financing charge. A credit default swap is an agreement between two counterparties that allows one counterparty to be “long” a third-party credit risk, and the other counterparty to be “short” the credit risk. Credit default swaps are designed to transfer the credit exposure of fixed income products between parties.

The Funds will usually enter into swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps are entered into for good faith hedging purposes, the investment adviser believes such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The Funds will not enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody’s or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the investment adviser. If there is a default by the counterparty, the Funds may have contractual remedies pursuant to the agreements related to the transaction.

h)   Securities Lending:   The Global Equity Fund, the International Equity Fund and the International Equity Fund II have established a securities lending agreement with Investors Bank & Trust Company in which the Funds lend portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to 102% of the market value of the securities on loan. These Funds may loan securities to brokers, dealers, and financial institutions determined by the Adviser to be creditworthy, subject to certain limitations. Under the agreement, these Funds continue to earn income on the securities loaned. Collateral received is generally cash, and such Funds invest the cash and receive any interest on the amount invested, but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In the event of counterparty default, these Funds are subject to potential loss if any such fund is delayed or prevented from exercising its right to dispose of the collateral. These Funds each bear risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

2. Net Unrealized Tax Basis Appreciation/Depreciation

At July 31, 2006, net unrealized appreciation/depreciation for federal income tax purposes is comprised of the following components:

	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Global Equity Fund	$55,367,160	$3,983,280	$(1,749,004)	$2,234,276
International Equity Fund	14,799,036,910	4,238,938,686	(230,837,201)	4,008,101,485
International Equity Fund II	2,191,331,885	189,059,352	(33,789,171)	155,270,181
Total Return Bond Fund	443,385,575	2,270,806	(1,682,677)	588,129
High Yield Bond Fund	59,335,050	974,364	(899,531)	74,833
US Microcap Fund	5,001,097	199,924	(82,749)	117,175
US Smallcap Fund	5,001,118	170,287	(84,372)	85,915
US Midcap Fund	5,023,029	124,851	(87,614)	37,237
US Multicap Fund	5,001,113	121,952	(72,799)	49,153

3. Investments in Affiliated Issuers

An affiliated issuer, as defined under 1940 Act is one in which a Fund’s holdings of an issuer represents 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s investments in securities of these issuers for the period ended July 31, 2006, is set forth below:

Summary of Transactions with Affiliated Companies
Julius Baer International Equity Fund

	Shares Held				Market Value
	July 31,	Purchases	Proceeds	Dividend	July 31,
Affiliate	2006	(Cost)	Sales	Income	2006
Agora SA	3,085,052	$32,627,172	$—	$484,987	$36,973,658
Alpha Cement J.S.C.	433,831	$28,199,015	$—	$—	$28,199,015
Beijing Capital International Airport - Class H	78,347,451	$24,486,785	$—	$811,817	$48,795,453
Clear Media	30,433,082	$7,109,150	$—	$—	$33,286,948
Curanum AG	1,650,000	$15,854,755	$—	$206,522	$16,613,559
DZI Insurance & Reinsurance	212,919	$940,319	$—	$206,931	$12,504,215
Impact SA	59,409,629	$3,576,095	$—	$—	$10,483,926
Inter Cars	882,334	$2,309,529	$—	$—	$7,230,723
Olvi Oyj	789,582	$12,629,422	$—	$411,730	$16,424,289
Royal UNIBREW	335,340	$—	$—	$566,257	$36,303,194
Sniezka SA	709,930	$6,550,669	$—	$95,917	$8,163,419
Tigar SA	13,082	$3,761,501	$—	$44,588	$3,554,262
Ukrinbank	1,328,616,000	$11,743,333	$—	$—	$14,614,776
Wumart Stores - Class H	6,835,533	$2,304,249	$—	$153,374	$20,846,342
Totals		$152,091,994	$—	$2,982,123	$293,993,779

4. Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the loss of value in investments of foreign securities because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political conditions, lack of timely and reliable financial information and other factors. These risks are increased for investment in emerging markets. Emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging market securities than other foreign securities. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

5. Financial Futures Contracts

The following financial futures contracts were outstanding on the Fund as of July 31, 2006:

	Expiration Date	Contracts	Description	Position	Net Unrealized Appreciation (Depreciation)
Global Equity Fund:
	09/06	4	DJ Euro Stoxx	Long	$13,119
	09/06	2	TOPIX Index	Long	$3,657
					$16,776

	Expiration Date	Contracts	Description	Position	Net Unrealized Appreciation (Depreciation)
International Equity Fund:
	09/06	1663	NIKKEI 225 Index	Long	$(216,202)
	09/06	652	TOPIX Index	Long	$1,192,232
	09/06	7690	DJ Euro Stoxx	Long	$6,411,310
					$7,387,340

	Expiration Date	Contracts	Description	Position	Net Unrealized Appreciation (Depreciation)
International Equity Fund II:
	09/06	68	NIKKEI 225 Index	Long	$(28,164)
	09/06	93	TOPIX Index	Long	$170,058
	09/06	962	DJ Euro Stoxx 50	Long	$778,628
					$920,522

	Expiration Date	Contracts	Description	Position	Net Unrealized Appreciation (Depreciation)
Total Return Bond Fund:
	09/06	100	U.S. 5 Year Note	Long	$7,475
					$7,475

6. Written Options

As of July 31, 2006 there were no written options.

7. Swaps

The International Equity Fund has entered into the following swap agreements:

A Relative Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the Nikkei 225 Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 1.10% on the 1,961,000,000 JPY face value plus the repo spread

(0.30% for the first reset period) on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount. The value of the contract, which terminates on September 17, 2008, is recorded as a receivable for open swap contracts of $13,180,456 at July 31, 2006.

A Relative Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the Nikkei 225 Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 0.80% on the 1,958,000,000 JPY face value plus the repo spread (0.32% for the first reset period) on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount. The value of the contract, which terminates on June 17, 2008, is recorded as a receivable for open swap contracts of $11,983,068 at July 31, 2006.

A Relative Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the TOPIX Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 1.10% on the 1,961,000,000 JPY face value plus the repo spread (0.37% for the first reset period) on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount. The value of the contract, which terminates on September 17, 2008, is recorded as a receivable for open swap contracts of $13,915,794 at July 31, 2006.

A Relative Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the TOPIX Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 0.80% on the 1,958,000,000 JPY face value plus the repo spread (0.32% for the first reset period) on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount. The value of the contract, which terminates on June 17, 2008, is recorded as a receivable for open swap contracts of $12,718,408 at July 31, 2006.

A Total Return Swap Agreement with ING Bank N.V. whereby this fund will receive the notional amount mulipiled by the return on SC Impact Bucuresti, variable rate, 6 month Euribor + 6.5%, due 01/31/2009. In exchange, this Fund will pay the net coupon amounts on the notional amount converted into EUR at a specified FX rate. The value of the contract, which expires on March 1, 2009 is recorded as payable for open swap contracts of $20,078 at July 31, 2006.

The Global High Yield Bond Fund has entered into the following swap agreements:

A Credit Default Swap Agreement with Goldman Sachs International whereby this Fund will receive the notional amount multiplied by 4.00%. In exchange this Fund will pay the notional amount upon a default of Allied Waste North America, Inc., 7.375% due April 15, 2014. The value of the contract, which expires December 20, 2010 is recorded as a receivable for open swap contracts of $14,608, at July 31, 2006.

A Credit Default Swap Agreement with Goldman Sachs International whereby this Fund will receive 0.40% of the notional amount of $2,500,000 quarterly. The value of the contract, which terminates on June 20, 2011 is recorded as a payable for open swap agreements of $6,839 at July 31, 2006.

Item 2. Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17CFR 270.30a-3(c)), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)           Separate certifications for the Registrant’s of Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Julius Baer Global Equity Fund Inc.

By:	/s/ Tony Williams
Tony Williams
President (Principal Executive Officer)

Date:	09/28/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Craig M Giunta
Craig M. Giunta
Chief Financial Officer (Principal Financial Officer)

Date:	09/28/2006

By:	/s/ Tony Williams
Tony Williams
President (Principal Executive Officer)

Date:	09/28/2006